        As filed with the Securities and Exchange Commission on April 25, 1997
                                                                File No. 2-17277
--------------------------------------------------------------------------------

                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, DC  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
    PRE-EFFECTIVE AMENDMENT NO.                            [   ]
    POST-EFFECTIVE AMENDMENT NO. 41                                          [X]
                                        AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    AMENDMENT NO. 20                                                         [X]

                           (Check appropriate box or boxes)

                                   SIFE TRUST FUND
                  (Exact Name of Registrant as Specified in Charter)

                        100 North Wiget Lane                                           (800) 231-0356
                    Walnut Creek, California  94598                                     (510) 988-2430
        (Address of Principal Executive Offices, with Zip Code)      (Registrant's Telephone Number, including Area Code)


                                Robert Linderman, Esq.
                                   SIFE Trust Fund
                                 100 North Wiget Lane
                               Walnut Creek, CA  94598
                       (Name and address of Agent for Service)


                   Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement
                            ______________________________

It is proposed that this filing will become effective (check appropriate box):
    [ ]  immediately upon filing pursuant to paragraph (b)
    [ ]  on (date) pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)(1)
    [x]  on April 30, 1997 pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ______________________________

                       DECLARATION PURSUANT TO RULE 24f-2(a)(1)
    Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, the Registrant hereby declares that it has registered an indefinite number or amount of its shares, representing fractional undivided interests in the Registrant, under the Securities Act of 1933. The Rule 24f-2 Notice required by Rule 24f-2(b)(1) under the Investment Company Act of 1940 will be filed with the Securities and Exchange Commission on or before May 15, 1997.

    This amendment is being filed pursuant to Rule 414 under the Securities Act of 1933. The successor issuer, SIFE Trust Fund, a Delaware business trust, is filing this amendment to the registration statement of SIFE Trust Fund, a California trust, the predecessor issuer, and is expressly adopting the registration statement as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

    This filing is made in anticipation of the reorganization of SIFE Trust Fund, a California trust, whereby that fund will merge with and into SIFE Trust Fund, a Delaware business trust. The reorganization and merger were approved by the Investors in SIFE Trust Fund, a California trust, at the Annual Meeting of Investors of SIFE Trust Fund on April 4, 1997.

                                   SIFE TRUST FUND
                         Registration Statement on Form N-1A
                                CROSS REFERENCE SHEET






                    FORM N-1A ITEM AND HEADING                                                  LOCATION
                    --------------------------                                                  --------
  Part A                                                                                    PROSPECTUS HEADING
  ------                                                                                    ------------------
Item 1   Cover Page                                                           Cover Page
Item 2   Synopsis                                                             Prospectus Summary; Summary of Fees and
                                                                              Expenses
Item 3   Condensed Financial Information                                      Financial Highlights
Item 4   General Description of Registrant                                    Prospectus Summary; Investment Objectives;
                                                                              Investment Policies
Item 5   Management of the Fund                                               Prospectus Summary - The Management
                                                                              Company; Performance Overview
Item 5A  Management's Discussion of Fund Performance                          Management's Discussion of Trust Fund's
                                                                              Performance; Investment Objectives; Investment
                                                                              Policies
Item 6   Capital Stock and Other Securities                                   Calculation of Net Asset Value;
                                                                              General Information; Federal Tax Matters
Item 7   Purchase of Securities Being Offered                                 Purchase of Shares; Redemption of Shares;
                                                                              Calculation of Net Asset Value
Item 8   Redemption or Repurchase                                             Purchase of Shares; Redemption of Shares
Item 9   Legal Proceedings                                                    Not Applicable



                                                                                      HEADING IN STATEMENT OF ADDITIONAL
  Part B                                                                       INFORMATION (OR, IF SO INDICATED, IN PROSPECTUS)
  ------                                                                       -----------------------------------------------
Item 10  Cover Page                                                           Cover Page
Item 11  Table of Contents                                                    Table of Contents
Item 12  General Information and History                                      General Information & History
Item 13  Investment Objectives and Policies                                   Investment Objectives & Policies
Item 14  Management of the Registrant                                         Management of the Trust Fund
Item 15  Control Persons and Principal Holders of                             Management of the Trust Fund; Investment
         Securities                                                           Advisory & Other Services; Underwriting of the
                                                                              Trust Fund's Securities
Item 16  Investment Advisory and Other Services                               Management of the Trust Fund; Investment
                                                                              Advisory & Other Services; Underwriting of the
                                                                              Trust Fund's Securities; Performance Overview
                                                                              (Prospectus)
Item 17  Brokerage Allocation                                                 Brokerage Allocation & Portfolio Turnover Rates
Item 18  Capital Stock and Other Securities                                   Purchase of Shares; Redemption of Shares
Item 19  Purchase, Redemption and Pricing                                     Purchasing Shares; Redeeming Shares; Calculation
         of Securities Being Offered                                          of Net Asset Value
Item 20  Tax Status                                                           Additional Federal Income Tax Information;
                                                                              Dividends, Distributions and Tax Matters
                                                                              (Prospectus)
Item 21  Underwriters                                                         Management of the Trust Fund; General
                                                                              Information - Distribution of Shares (Prospectus)
Item 22  Calculation of Performance Data                                      Performance Overview (Prospectus)
Item 23  Financial Statements                                                 Financial Statements


  Part C
  ------
Information required to be included in Part C is set forth under the appropriate
Item in Part C of this Registration Statement.

                                        [logo]

                                   SIFE TRUST FUND

                            ------------------------------

                                Managed by SIFE, Inc.
                                    P.O. Box 9007
                                 100 North Wiget Lane
                            Walnut Creek, California 94598
                     Telephone:  (800) 231-0356 / (510) 988-2430
                                 Fax: (510) 943-1783
                        Internet Address: http://www.sife.com

                            ------------------------------

                      PRINCIPAL OBJECTIVES OF A SIFE INVESTMENT
                        1. CONSERVATION OF CAPITAL
                        2. CAPITAL GROWTH
                        3. DIVERSIFICATION AND CONCENTRATION

    SIFE Trust Fund (the "Trust Fund") seeks to conserve its Investors' capital and provide capital growth consistent with prudent investment management practices through the investment of not less than 30% of the Trust Fund's assets in the equity securities of financial institutions, and the remainder in the equity securities of a diverse portfolio of service and industrial enterprises regarded by the Trust Fund's investment advisor as "stable growth" companies. There can be no assurance that the Trust Fund will achieve its investment objectives. Unless the Trust Fund receives instructions to the contrary, all dividend income received by the Trust Fund from portfolio securities and net capital gains realized by the Trust Fund from the sale of portfolio securities is reinvested on behalf of each Investor in additional shares of the same class.


    This Prospectus contains information a prospective investor should consider before investing in the Trust Fund, and should be retained for future reference. A Statement of Additional Information, dated April 30, 1997, containing additional and more detailed information about the Trust Fund (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. The Statement of Additional Information, which may be revised from time to time, is available without charge and can be obtained by writing or calling the Trust Fund at the address or telephone number set forth above. Information contained on the Trust Fund's web site should not be deemed to be a part of this Prospectus.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS
  THE SECURITIES AND EXCHANGE COMMISSION OR ANY OTHER REGULATORY AGENCY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                          CONTRARY IS A CRIMINAL OFFENSE.

                                    APRIL 30, 1997

                                  TABLE OF CONTENTS


                                                                                            Page
                                                                                            ----
Prospectus Summary                                                                            3
    Investment Policies                                                                       3
    Purchase & Redemption of Shares                                                           3
    Alternative Purchase Arrangements                                                         3
    The Management Company                                                                    4
    Federal Income Taxes                                                                      4
    Trust Characteristics of an Investment in the Trust Fund                                  5
    Risk Considerations                                                                       5
Summary of Fees and Expenses                                                                  5
Investment Objectives                                                                         6
    Conservation of Capital                                                                   6
    Capital Growth                                                                            6
    Diversification & Concentration                                                           7
Investment Policies                                                                           7
    Fundamental Investment Policies                                                           7
    Writing Covered Call and Put Options                                                      8
    Lending Portfolio Securities                                                              8
    Repurchase Agreements                                                                     9
Dividends, Distributions and Tax Matters                                                      9
    Distributions of Dividend Income and Capital Gains                                        9
    Federal Tax Matters                                                                       9
Financial Highlights                                                                          10
Purchasing Shares                                                                             11
    Class A-I Shares                                                                          11
    Class A-II Shares                                                                         11
    Class B Shares                                                                            11
    Class C Shares                                                                            11
    Factors to Consider in Choosing a Particular Class of Shares                              11
    Purchase at Net Asset Value                                                               12
    Initial Sales Charge Alternative: Class A-I and Class A-II Shares                         12
         Purchase at Net Asset Value                                                          12
         Class A-I and Class A-II Rights of Accumulation                                      12
         Class A-I and Class A-II Letters of Intention                                        13
    Deferred Sales Charge Alternative: Class B Shares                                         13
    "Pay-As-You-Go" Alternative: Class C Shares                                               14
    Systematic Purchase Plan                                                                  14
    Right to Designate a Beneficiary                                                          14
    Distribution and Shareholder Servicing Plans                                              14
Redeeming Shares                                                                              14
    Minimum Balance                                                                           15
    Repayment Privilege after Partial Redemption                                              15
    Waiver of Class B & Class C CDSC                                                          15
    Signature Guarantee                                                                       15
    Redemption by Telephone                                                                   16
    Systematic Withdrawal Plan                                                                16
Calculation of Net Asset Value                                                                16
Management's Discussion of Trust Fund Performance                                             17
    Comparison Chart: Change in Value of $9,500 Net Investment vs. S&P 500 (10 years)         19
General Information                                                                           20



    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                  PROSPECTUS SUMMARY

    SIFE Trust Fund (the "Trust Fund") was organized as a business trust under the laws of the State of Delaware on February 28, 1997; the Trust Fund is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960. The Trust Fund, through its predecessor, has been offering its securities, and conducting operations as a mutual fund, since July 2, 1963, and is registered with the Securities and Exchange Commission as an open-end diversified management investment company offering its shares on a continuous basis to the public. All references and historical information, including performance data, contained in either this Prospectus or in the Trust Fund's Statement of Additional Information refer to SIFE Trust Fund, a California trust, as its business and operations have been continued by SIFE Trust Fund, a Delaware business trust.

    INVESTMENT POLICIES. The Trust Fund's investment policies require the investment of not less than 30% of the Trust Fund's assets in selected "financial institutions" (i.e., those companies which derive a significant portion of their income from dealing in money, credit, loans and insurance).
The Trust Fund also invests in the equity securities of a diverse portfolio of service and industrial enterprises generally regarded by the Trust Fund's investment advisor as "stable growth" companies; however, the Trust Fund may not invest 25% or more of its assets in any one industry other than financial institutions. These policies are regarded as fundamental investment policies, and may not be changed other than by the approval of a majority in interest of the Trust Fund's shares, voting together and not by class.

    PURCHASE & REDEMPTION OF SHARES. An investment in the Trust Fund may be made for an initial minimum investment of $200; additional investments may be made in increments of $50 or more. Shares may be purchased through authorized investment representatives and certain broker/dealers at the public offering price next determined after the Trust Fund receives a purchase order in good form. Investments are made at net asset value ("NAV") per share (plus applicable sales charges), with the NAV per share of each class determined daily by dividing the NAV of the class by the number of shares of such class outstanding on that day. Unless the Trust Fund receives instructions to the contrary, all income received by the Trust Fund from portfolio securities and net capital gains realized by the Trust Fund from the sale of portfolio securities is reinvested on behalf of each Investor in additional shares of the same class. Shares may be redeemed, either directly or pursuant to a regular program of periodic redemptions, on any business day that the New York Stock Exchange is open. Redemptions may be made directly through the Trust Fund, or through certain broker/dealers, financial institutions and service organizations.

    ALTERNATIVE PURCHASE ARRANGEMENTS. The Trust Fund currently offers four classes of shares, each subject to different expenses and sales charges.
         CLASS A-I shares are offered at net asset value per share plus a sales charge, which may range from -0- to a maximum of 5.0% of the public offering price. Class A-I shares are available for purchase only by (i) a Trust Fund account which was established on or prior to April 30, 1996,
    (ii) directors, employees and registered representatives of the Management Company and the Trust Fund, and their immediate family members; and (iii) broker/dealers and certain other institutional purchasers.
         CLASS A-II shares are offered at net asset value per share plus a sales charge, which may range from -0- to a maximum of 5.0% of the public offering price, and are subject to an annualized distribution fee of 0.25% of the Trust Fund's average daily net assets attributable to the Class A-II shares.
         CLASS B shares are offered at net asset value per share, without the imposition of a sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5.0% if redeemed within six years of purchase. Class B shares are subject to an annualized distribution fee of 0.75%, and an annualized investor servicing fee of 0.25%, of the Trust Fund's average daily net assets attributable to the Class B shares. Class B shares automatically convert into Class A-II shares, based on relative net asset values, on the sixth anniversary of their purchase. The Management Company will pay to the selling dealer, out of its own resources, a sales commission of 4.0% of the Class B shares purchased.
         CLASS C shares are offered at net asset value per share plus a sales charge of 1.0% of the public offering price, and are subject to an annualized distribution fee of 0.75%, and an annualized investor servicing fee of 0.25%, of the Trust Fund's average daily net assets attributable to the Class C shares. Class C shares have no conversion feature, and if redeemed, in whole or in part, prior to one year following the initial purchase, are subject to a 1.0% CDSC.

    The following table compares certain aspects relating to the purchase of the different classes of the Trust Fund's shares:



                                         CLASS A-I              CLASS A-II                  CLASS B                 CLASS C
                                  ----------------------------------------------------------------------------------------------
Sales Charge                      Initial sales charge     Initial sales charge     Declining CDSC           Initial sales
                                  at time of purchase      at time of purchase      (maximum of 5.0%         charge at time of
                                  of up to 5.0% of the     of up to 5.0% of the     of the amount            purchase of 1.0%
                                  offering price           offering price           invested) applicable     of the offering
                                  (5.26% of amount         (5.26% of amount         to any shares            price; CDSC of
                                  invested)                invested)                redeemed within the      1.0% of amount
                                                                                    first six years; no      invested if shares
                                                                                    CDSC after six           are redeemed
                                                                                    years (automatic         prior to one year
                                                                                    conversion to Class      following
                                                                                    A-II shares)             purchase

12b-1 Distribution Fee            None                     0.25% of average         0.75% of average         0.75% of average
                                                           daily net assets         daily net assets for     daily net assets;
                                                                                    the first six years,     no conversion
                                                                                    after which time the     feature
                                                                                    Class B shares
                                                                                    convert to Class A-II
                                                                                    shares

Servicing Fee                     None                     None                     0.25% of average         0.25% of average
                                                                                    daily net assets         daily net assets



    Prior to the date of this Prospectus, the Trust Fund offered only Class A-I and Class A-II shares. The Trust Fund has reserved the right to create additional classes of investment units with different income and expense characteristics in order to tailor such characteristics to the needs and circumstances of different classes of investors, as well as broker-dealers, financial institutions and other organizations, such as pension and profit-sharing plans.

    THE MANAGEMENT COMPANY. SIFE, Inc., a California corporation (the "Management Company"), acts as the investment advisor and principal underwriter for the Trust Fund. The Management Company receives an investment management fee of 1.25% of the Trust Fund's average daily net assets, computed and prorated daily, in exchange for which the Management Company provides investment advice, manages the Trust Fund's investment portfolio and performs and/or assumes responsibility for all of the Trust Fund's administrative and shareholder services. As a result of this "bundled" fee arrangement, the Investors are not subject to any other fee, charge or assessment, other than (i) an ongoing shareholder servicing fee of 0.25% of average daily net assets of the Class B and Class C shares which may be paid to dealers for servicing shareholder accounts, and (ii) ongoing distribution fees payable by the Class A-II, Class B and Class C shares. The Management Company does not act in a similar capacity for any other person or entity.

    FEDERAL INCOME TAXES. As a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Trust Fund distributes all of its net income from dividends and capital gains to its Investors. Such distributions are taxable to Investors currently even if such distributions are reinvested on behalf of Investors in additional shares (Investors not subject to current taxation, such as retirement accounts, generally are not required to pay tax on any amounts distributed until redemption occurs). Redemptions and transfers between accounts may be taxable sales of shares and may result in the recognition of taxable gain or loss for federal income tax purposes. Distributions and redemptions may also be subject to state and local income taxes.

    TRUST CHARACTERISTICS OF AN INVESTMENT IN THE TRUST FUND. The Trust Fund permits an owner of its shares to specify a beneficiary, in effect creating an instrument of trust which may, under certain circumstances, provide for a post-mortem transfer of the shares so specified without the imposition of the probate process. However, the trust character of such a designation may not be available to residents of states other than California.

    RISK CONSIDERATIONS: Investments in equity securities in general are subject to market risks that cause their prices to fluctuate over time. Fluctuations in the value of the securities in which the Trust Fund invests will cause the net asset value of each class of shares to fluctuate as well; an investment in the Trust Fund, therefore, may be more suitable for long-term investors who can bear the risk of such short-term fluctuations.

    More specifically, the investment by the Trust Fund of not less than 30% of its assets in the equity securities of financial institutions exposes the Trust Fund to certain additional risks specific to the financial services industry. Financial services are subject to greater governmental regulation than many other industries, as well as capital risk (i.e., the risk that, in periods of tight money or high inflation, the cost to attract deposits will rise substantially), term and rate risk (i.e., the risks attendant to lending money for long periods of time at fixed or only partially adjustable interest rates against the security of assets, the valuations of which may fluctuate with economic conditions) and credit risk (i.e., the risk of lending money to borrowers who may or may not be able to pay), all of which may, from time to time, require substantial reserves against actual or anticipated losses. In addition, industry consolidation and the erosion of the distinctions between banks and other, less traditional financial institutions have resulted in increased, and increasing, competition. Increased competition, with attendant pressure on financial institution profitability, may also result from current legislative initiatives which would reduce the separation between the commercial and investment banking business and which, if enacted, could significantly impact the industry and the Trust Fund.

                             SUMMARY OF FEES AND EXPENSES

    The purpose of the following tables is to assist an Investor in understanding the various costs and expenses, both direct and indirect, associated with an investment in the Trust Fund.



INVESTOR TRANSACTION EXPENSES                                  CLASS A-I(1)   CLASS A-II(1)    CLASS B(2)   CLASS C(2)
    Maximum Sales Charge Imposed on Purchases
         (as a percentage of offering price)                     5.0%            5.0%           none          1.0%
    Maximum Sales Charge Imposed on Reinvestment
         of Distributions (as a percentage of offering price)     none          none           none            none
                                                                                                                   3
    Maximum Deferred Sales Charge                                 none          none            5.00%          none
         (as a percentage of the original purchase price)
    Redemption Fees                                               none          none           none           none3
    Exchange Fees                                                 n/a            n/a           none            n/a

ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average daily net assets)
    Management Fees(4)                                            1.25%         1.25%          1.25%           1.25%
    12b-1 Distribution Fees                                       none           0.25%          0.75%         0.75%
    Shareholder Servicing Fees                                   none            none          0.25%           0.25%
    Total Fund Operating Expenses                                1.25%           1.50%          2.25%         2.25%

------------------------------



(1) Sales charges may be reduced for certain large purchases or for certain institutional purchasers, see "Sales Charges Associated with Class A-I and Class A-II Shares."

(2) Long-term investors may ultimately pay more than the economic equivalent of the maximum front end sales charge otherwise permitted under the rules of the National Association of Securities Dealers, Inc.

(3) Class C shares redeemed prior to one year following purchase are subject to a 1.0% CDSC, based on the amount originally invested.

(4) The Management Company is responsible for all of the Trust Fund's operating expenses, without limitation, and, in exchange, is paid a fee equal to 1.25% of the Trust Fund's average daily net assets, per annum.


Example of Expenses(1)
-------------------
You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return and (ii) redemption at the end of each time period:



                                                        1 Year          3 Years       5 Years        10 Years
                                                        ------          -------       -------        --------
    CLASS A-I                                             $62            $88           $115            $194
    CLASS A-II                                            $65            $95           $128            $220
    CLASS B(2)                                            $73           $100           $140            $222
    CLASS C                                               $43            $80           $129            $266

You would pay the following expenses on a $1,000
investment, assuming no redemption:
    CLASS A-I                                             $62            $88           $115            $194
    CLASS A-II                                            $65            $95           $128            $220
    CLASS B(2)                                            $23            $70           $120            $222
    CLASS C                                               $33            $80           $129            $266

-----------------------------



(1) Use of this assumed annual return of 5.0% is required by the Securities and Exchange Commission, and should not be considered indicative of past or future performance.

(2) Assumes conversion of the Class B shares on the sixth anniversary of purchase.

                                INVESTMENT OBJECTIVES

    Identified below in italics are the investment objectives of the Trust
Fund, which may not be changed without a vote of a "majority in interest" of all shareholders, without regard to Class (when used in this Prospectus, this quoted language means the LESSER of (a) 67% of the shares voting at a meeting at which more than 50% of all outstanding shares are represented, or (b) more than 50% of all outstanding shares).

    CONSERVATION OF CAPITAL. The Trust Fund seeks to conserve its Investors' capital by investing not less than 30% of the Trust Fund's assets in the equity securities of "financial institutions" (defined as companies which derive a significant portion of their income from dealing in money, credit, loans and insurance), and the remainder in the equity securities of a diverse portfolio of service and industrial enterprises generally regarded by the Management Company as "stable growth" companies; the Trust Fund cannot invest more than 25% of its assets in any one industry other than financial institutions. Since the Trust Fund's assets consist primarily of common stocks, the value of an investment will fluctuate in accordance with the market value of such stocks; accordingly, in a declining market, the value of an investment in the Trust Fund's shares will decline and, if the value of the investment declines below an Investor's cost, that Investor will incur a loss upon a redemption of shares.

    CAPITAL GROWTH. The Trust Fund seeks to provide capital appreciation consistent with prudent investment management practices by investing in the equity securities of financial institutions and other enterprises where the Management Company determines that a favorable relationship exists between the "value" of a security, as determined by an analysis of price/earnings ratios and certain other information, and its growth potential. In selecting an investment, the Management Company will take into consideration such factors as a company's management, growth prospects, business operations, revenues, earnings, cash flows and strength of the balance sheet, as well as other information which the Management Company may deem relevant, including size of the dividend, if any. The Management Company invests in the securities of those companies which show strong financial results coupled with good growth prospects, and which the Management Company believes are well-managed. The Management Company may also invest in the securities of financial institutions which it believes may be the target of, or will benefit from, consolidation in the financial services industry. It is a fundamental investment policy of the Trust Fund that not less than 30% of the Trust Fund's assets will, at all times, be invested in the equity securities of financial institutions.

    DIVERSIFICATION AND CONCENTRATION. Financial institutions, such as banks and insurance companies, finance and engage directly in a broad range of economic activities, thus providing an element of diversification of investment risk. The Management Company believes that the performance of a business enterprise which participates in a broad range of economic activity, either through direct investment or indirect financing, will be less likely to rise or fall with the fortunes of any one type of business activity. Further, by investing in financial institutions which are active in different regions (or, in the case of large, "money center" banks, active internationally), the Management Company attempts to minimize the effect of economic conditions which may affect one region but not necessarily another.

    It is clear, however, that diversification of the character discussed above does not necessarily reduce or eliminate the risk inherent in an investment in a portfolio containing a substantial number of financial institution securities. Financial institutions, as a group, are subject to greater governmental regulation than many other industries, as well as capital risk (i.e., the risk that, in periods of tight money or high inflation, the cost to attract deposits will rise substantially), term and rate risk (i.e., the risks attendant to lending money for long periods of time at fixed or only partially adjustable interest rates against the security of assets, the valuations of which may fluctuate with economic conditions) and credit risk (i.e., the risk of lending money to borrowers who may or may not be able to pay), all of which may, from time to time, require substantial reserves against actual or anticipated losses. In addition, insurance companies and other financial institutions which hold large portions of their capital in marketable securities are subject to the risks of the securities markets. Further, industry consolidation and the erosion of the distinctions between banks and other, less traditional financial institutions have resulted in increased, and increasing, competition. Increased competition, with attendant pressure on financial institution profitability, may also result from current legislative initiatives which would reduce the separation between the commercial and investment banking business and which, if enacted, could significantly impact the industry and the Trust Fund.

                                 INVESTMENT POLICIES

    FUNDAMENTAL INVESTMENT POLICIES. The policies set forth in this subsection, as well as any other policy in this section specifically noted as such, are "fundamental investment policies" of the Trust Fund, and may not be changed without a vote of a majority in interest of the Trust Fund's shareholders. All other investment policies may be changed from time to time by the Trust Fund's Board of Trustees. Additional information concerning the Trust Fund's investment policies, including the Trust Fund's fundamental investment policies, may be found in the Statement of Additional Information.

    As described above, the Trust Fund invests not less than 30% of its assets in the equity securities of financial institutions. The Trust Fund will also invest in the common or preferred stocks, or securities convertible into common or preferred stocks, of non-financial institutions, generally service and industrial enterprises regarded by the Management Company as "stable growth" companies. A reserve of cash may be maintained by the Trust Fund for the purpose of making such cash payments as may be required of it; pending application or investment, cash reserves are commonly invested by the Trust Fund in repurchase agreements and other cash equivalents, such as liquid securities of the United States, securities issued by state governments or government agencies, certificates of deposit or other interest-bearing accounts and high-grade commercial paper.

    In addition to the securities of financial institutions and of service and industrial companies domiciled in the United States, the Trust Fund may invest in the American Depository Receipts ("ADRs") of certain international business enterprises. ADRs are securities representing an undivided fractional interest in a pool of securities issued by a non-United States company and deposited in a trust for the benefit of the ADR holders. ADRs are registered with the Securities and Exchange Commission by the trustee (commonly a commercial bank) on behalf of the issuer, and are traded domestically on one or more of the securities exchanges.

    The Trust Fund may not invest 25% or more of its assets in any one industry other than financial institutions. Insofar as 80% of the Trust Fund's investment portfolio is concerned, the company must have been in existence for at least five years, have assets of more than $7,000,000, and have paid dividends in each of the five years immediately preceding investment. Investments may not be made in any one company in an amount greater than 5.0% of the total asset value of the Trust Fund, nor may the Trust Fund acquire more than 10% of the outstanding voting securities of any company.

    WRITING COVERED CALL AND PUT OPTIONS. Subject to certain limits, the Trust Fund may write (sell) covered "call" options on securities held by the Trust Fund for non-speculative or hedging purposes, may write covered "put" options on securities for the same purposes, and may enter into closing purchase transactions with respect to such options. The premium paid by the purchaser of an option reflects, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. The exercise price of an option may be below, equal to, or above the current market value of the underlying securities at the time the option is written.

    Covered "put" options are defined as contracts entered into between the Trust Fund, as seller, and the Options Clearing Corporation, as agent for unaffiliated third parties, as purchaser, whereby the Trust Fund grants to the purchaser the right, for a defined period of time and at a set price, to sell specific securities to the Trust Fund. Similarly, covered "call" options written by the Trust Fund enable the purchaser of the option to obligate the Trust Fund, for a defined period of time and at a set price, to sell specific securities held in the Trust Fund's investment portfolio. It should be noted that, so long as its obligation as a call option writer continues, the Trust Fund, in return for the premium, has given up the opportunity for profit from a price increase in the underlying security above the exercise price and has retained the risk of loss should the price of the security decline. As a call option writer, the Trust Fund has no control over when it may be required to sell the underlying securities.

    It is a fundamental investment policy of the Trust Fund that, so long as the Trust Fund remains obligated as a writer of a put option, it will maintain in a segregated account cash, U.S. Treasury securities or high-grade, short-term debt securities in an amount equal to or greater than the nominal value of the option (call options are backed by actual securities held in the Trust Fund's investment portfolio); the Trust Fund does not write "naked," or uncovered, options. Also, it is a fundamental investment policy that the Trust Fund will not write options if (i) the aggregate value of the purchase obligations underlying all unexpired put options written by the Trust Fund (which positions are marked-to-market daily) exceeds 10% of the net asset value of the Trust Fund, and (ii) the nominal value of the Trust Fund's unexpired call options exceeds 25% of the net asset value of the Trust Fund, provided that the total amount of such positions, at no time, may exceed 35% of the Trust Fund's net asset value.

    LENDING PORTFOLIO SECURITIES. The Trust Fund may lend its portfolio securities in accordance with applicable regulatory requirements. Such loans may be made only to banks and member firms of the New York Stock Exchange determined by the Management Company to present minimal credit risk, and must be secured by collateral at least equal to the market value of the securities loaned. If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines, the borrower is entitled to a return of the excess collateral. The types of collateral currently permitted are cash, debt securities issued or guaranteed by the United States Government or its agencies, irrevocable standby letters of credit issued by banks determined by the Management Company to present minimal credit risk, or any combination thereof. It is a fundamental investment policy of the Trust Fund to limit the quantity of loaned portfolio securities so that the aggregate market value, at the time the loan is made, of all portfolio securities on loan will not exceed one-third of the value of the Trust Fund's net assets.

    During the existence of a loan, the Trust Fund will continue to be entitled to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned. In addition, the Trust Fund will be entitled to receive a negotiated loan fee or premium from the borrower or, in the case of loans collateralized by cash or government securities, will retain part or all of the income realized from the investment of cash collateral or the interest on the
government securities.   Under the terms of its securities loans, the Trust Fund
has the right to call the loan and obtain the securities loaned at any time from the borrower within three trading days' notice. Voting rights may pass with the lending of securities. However, the Trust Fund will be obligated either to call the loan in time to vote or consent, or to otherwise obtain rights to vote or consent, if a material event affecting the investment is expected to occur. The Trust Fund may pay reasonable finder's, custodian and administrative fees in connection with the securities loaned. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will be made only when, in the judgment of the Management Company, the income to be generated by the transaction justifies the attendant risks.

    REPURCHASE AGREEMENTS. The Trust Fund may enter into repurchase agreements with banks and member firms of the New York Stock Exchange determined by the Management Company to present minimal credit risk. A repurchase agreement is a contract under which the Trust Fund acquires United States Government securities for a relatively short period (usually not more than one week) subject to the obligations of the seller to repurchase and the Trust Fund to resell the security at a fixed time and price (representing the Trust Fund's cost plus interest). The Trust Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Trust Fund is delayed or prevented from exercising its rights to dispose of the collateral.

                       DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

    DISTRIBUTIONS OF INCOME AND CAPITAL GAINS. Unless the Trust Fund receives a specific written instruction to the contrary, all income on portfolio securities and realized net capital gains are reinvested in additional shares of the same class for the account of each Investor, without the imposition of an additional sales charge in the case of Class A-I, Class A-II or Class C shares. It should be noted that, notwithstanding the reinvestment of income and capital gain items, the amount of the net investment income or gain will nevertheless be includable in the Investor's gross income as ordinary income or capital gain for tax purposes.

    All available net investment income and net realized gains from options as of the last business day of each February, May, August and December are distributed proportionately to the account of each Investor on the basis of the number of shares credited to each account relative to the total number of shares outstanding as of the close of business on that day. The amount so distributed is immediately reinvested in additional shares of the same class at the net asset value per share on that day, calculated by including the distribution. Realized net capital gains, if any, from securities held for more than one year are allocated proportionately to the account of each Investor, in the same manner as net investment income, once annually as of the last business day of November, and are distributed to each Investor's account by December 31. Realized net capital gains, if any, from securities held one year or less are allocated proportionately to the account of each Investor once annually as of the last business day of December, and are distributed to each Investor's account as soon thereafter as possible.

    FEDERAL TAX MATTERS. The Trust Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Code. So long as the Trust Fund so qualifies, it will pay no separate federal income tax on the income and gains distributed to Investors. For federal income tax purposes, distributions from the Trust Fund's net investment income and net realized short-term capital gains are taxable as ordinary income. Distributions from net realized long-term capital gains are taxable as long-term capital gain, regardless of how long the Investor may have held his or her shares. Investors will be notified annually by the Trust Fund as to the federal income tax status of distributions made by the Trust Fund. Distributions are taxable to Investors currently even though reinvested in additional shares. Investors not subject to tax on their income generally are not required to pay tax on amounts distributed to them. Redemptions of shares, as well as transfers between accounts, may be taxable sales which may result in the recognition of taxable gain or loss for federal income tax purposes. Redemptions and distributions may also be subject to state and local income taxes.

    The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Trust Fund and its Investors, and is only accurate as of the date of this Prospectus. See "Additional Federal Income Tax Information" in the Statement of Additional Information. No attempt is made to present a detailed explanation of the income tax treatment of the Trust Fund or its Investors, and this discussion is not intended as a substitute for careful tax planning. ACCORDINGLY, POTENTIAL INVESTORS IN THE TRUST FUND ARE URGED TO CONSULT THEIR TAX ADVISERS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS.

                                 FINANCIAL HIGHLIGHTS

    The information set forth in this table from 1987 - 1995 has been audited by Timpson Garcia, independent certified public accountants, and for 1996 has been audited by Deloitte & Touche LLP, independent certified public accountants, respectively, each as indicated in the "Independent Auditor's Report" contained in the Statement of Additional Information.


                                                                               Years Ended December 31,
                                                                               ------------------------
                                       Class    Class
                                       A-I      A-II(1)
                                       1996     1996     1995    1994     1993     1992     1991    1990     1989     1988     1987
                                       ----     ----     ----    ----     ----     ----     ----    ----     ----     ----     ----
PER SHARE DATA:
Net asset value, beginning of year    $4.58    $4.73    $3.55   $3.83    $3.68    $2.90    $2.12   $2.92    $2.63    $2.32    $2.70
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----
  Income from investment operations:
    Net investment income              0.09     0.07     0.10    0.09     0.07     0.06     0.08    0.11     0.11     0.09     0.11
    Net realized and unrealized gain
    (loss) on investments              1.16     1.01     1.68   (0.13)    0.29     0.92     0.90   (0.75)    0.42     0.36    (0.30)
                                      -----    -----    -----   ------   -----    -----    -----   ------   -----    -----    ------

     Total from investment operations  1.25     1.08     1.78   (0.04)    0.36     0.98     0.98   (0.64)    0.53     0.45    (0.19)
                                      -----    -----    -----   ------   -----    -----    -----   ------   -----    -----    ------
  Less distributions to Investors:
   Dividends from net investment
     income                           (0.09)   (0.07)   (0.10)  (0.09)   (0.07)   (0.06)   (0.08)  (0.11)   (0.11)   (0.09)   (0.11)


   Distributions from capital gains   (0.88)   (0.88)   (0.65)  (0.15)   (0.14)   (0.14)   (0.12)  (0.05)   (0.13)   (0.05)   (0.08)
                                      ------   ------   ------  ------   ------   ------   ------  ------   ------   ------   ------

      Total distributions             (0.97)   (0.95)   (0.75)  (0.24)   (0.21)   (0.20)   (0.20)  (0.16)   (0.24)   (0.14)   (0.19)
                                      ------   ------   ------  ------   ------   ------   ------  ------   ------   ------   ------

Net asset value, end of year          $4.86    $4.86    $4.58   $3.55    $3.83    $3.68    $2.90   $2.12    $2.92    $2.63    $2.32
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----

TOTAL RETURN (%)(2)                    27.4     22.8     49.9%   (1.5)     9.3     33.9     47.3   (22.1)    20.2     19.8     (8.2)
                                      -----    -----    ------  ------   -----    -----    -----   ------   -----    -----    ------
                                      -----    -----    ------  ------   -----    -----    -----   ------   -----    -----    ------

RATIOS & SUPPLEMENTAL DATA
Net assets, end of year (in millions) $ 769    $  18    $ 614   $ 410     $414    $ 345    $ 260    $204    $ 289    $ 241    $ 224
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----
Ratio to average net assets (%):
  Expenses(3)                          1.20     1.48     1.03    0.94     1.02     0.99     1.04    1.07     1.03     1.10     1.03
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----

  Net investment income                1.82     1.77     2.25    2.27     1.69     1.73     3.03    4.63     3.52     3.52     3.31
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----

Portfolio turnover rate (%)(4)        140.2     95.8     93.5    25.2     28.7     33.4     77.6    42.3     41.7     20.7     37.2
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----
                                      -----    -----    -----   -----    -----    -----    -----   -----    -----    -----    -----
------------------------------

(1) No Class A-II shares were sold prior to May 1, 1996.
(2) Sales loads are not reflected in total return.
(3) Prior to April 1, 1996, the Management Company received (i) an investment advisory fee of 0.60% per annum of the Trust Fund's net assets, plus (ii) reimbursement of certain expenses attributable to the operation of the Trust Fund. From April 1, 1996, the Management Company is responsible for all of the Trust Fund's operating expenses, without limitation, and, in exchange, is paid a fee equal to 1.25% of the Trust Fund's average daily net assets, per annum, without further compensation or reimbursement for any cost or expense attributable to the operation of the Trust Fund.
(4) The average commission rate attributable to the Class A-I and Class A-II shares in 1996 was $0.03.

                                  PURCHASING SHARES

    The Trust Fund currently offers four classes of shares, each of which is subject to different sales, distribution and shareholder servicing charges. Each class is offered on a continuous basis to the public at its respective net asset value (plus applicable sales charge), which values are determined as of the close of business on each business day. COMPLETED APPLICATIONS MUST BE RECEIVED BY THE TRUST FUND BEFORE 1:00 PM PST TO BE EXECUTED AT THE NET ASSET VALUE CALCULATED ON THE DAY OF RECEIPT. Investments in the Trust Fund's shares may be made for a minimum initial investment of $200, and minimum subsequent investments of $50. All orders and instructions must be in writing, specifying which class of shares is intended for purchase (account applications which do not specify which class of shares are desired will be considered an order for Class A-II shares), and must be accompanied by proper payment, by check payable to the Trust Fund and denominated in United States dollars.

    CLASS A-I SHARES. Class A-I shares are offered at net asset value per share plus an initial sales charge, which may range from -0- to 5.0% of the public offering price (5.26% of the amount invested, net of sales charges), depending upon the amount purchased; this initial sales charge may be reduced or waived for certain purchasers. Class A-I shares are available for purchase only by (i) a Trust Fund account established on or prior to April 30, 1996, (ii) directors, employees and registered representatives of the Management Company and the Trust Fund, and their immediate family members; and (iii) broker/dealers and certain other institutional purchasers, and are not subject to distribution or servicing fees.

    CLASS A-II SHARES. Class A-II shares are offered at net asset value per share plus an initial sales charge, which may range from -0- to 5.0% of the public offering price (5.26% of the amount invested, net of sales charges), depending upon the amount purchased; this initial sales charge may be reduced or waived for certain purchasers. The Class A-II shares are subject to an annualized distribution fee of 0.25% of the Trust Fund's average daily net assets attributable to the Class A-II shares. Due to the imposition of the distribution fee, the Class A-II shares will have a greater overall expense ratio than the Class A-I shares, and will pay lower dividends per share than the Class A-I shares.

    CLASS B SHARES. Class B shares are offered at net asset value per share, without a sales charge, therefore the entire amount is immediately invested in that Investor's Class B account. Class B shares are subject to an annualized distribution fee of 0.75%, and an annualized investor servicing fee of 0.25%, of the Trust Fund's average daily net assets attributable to the Class B shares, and are subject to a contingent deferred sales charge ("CDSC") of up to 5.0% of the original purchase price if redeemed within six years of purchase (no CDSC is imposed on Class B shares purchased through the reinvestment of distributions). Class B shares automatically convert into Class A-II shares, based on relative net asset values, on the sixth anniversary of their purchase. The Management Company will pay to the selling dealer, out of its own resources, a sales commission of 4.0% of the purchase price. The higher distribution fees and the shareholder servicing fees paid by the Class B shares should cause the Class B shares to have a higher overall expense ratio, and therefore to pay lower dividends, than the Class A-I and Class A-II shares.

    CLASS C SHARES. Class C shares are offered at net asset value per share plus an initial sales charge of 1.0% of the public offering price. Thereafter, Investors "pay as they go" in the form of an annualized distribution fee of 0.75%, and an annualized investor servicing fee of 0.25% of the Trust Fund's average daily net assets attributable to the Class C shares. Class C shares have no conversion feature and any shares redeemed prior to one year following the initial purchase are subject to a 1.0%
    CDSC. The higher distribution fees and the shareholder servicing fees paid by the Class C shares should cause the Class C shares to have a higher overall expense ratio, and therefore to pay lower dividends, than the Class A-I and Class A-II shares.

    FACTORS TO CONSIDER IN CHOOSING A PARTICULAR CLASS OF SHARES. In deciding which class of the Trust Fund's shares to purchase, prospective Investors should consider, among other factors, the amount and intended length of their investment. Investors who prefer not to pay an initial sales charge and who intend to hold their investment for a minimum of six years may wish to consider Class B shares; investors who prefer to pay a reduced initial sales charge but who are unsure of their intended holding period may wish to consider Class C shares.

    Over time, the cumulative expense of the higher distribution and shareholder servicing fees associated with the Class B and Class C shares may be expected to approximate or exceed the expense of the lower distribution fee and applicable initial sales charge associated with the Class A-II shares. Thereafter, Class C shares (and unconverted Class B shares, if applicable) will experience higher cumulative expenses. Investors who expect to maintain their investment in the Trust Fund over the long term might elect to purchase Class A-II shares, even if the size of the purchase does not qualify for a reduction in sales charge, because the indirect cost of the higher fees associated with Class B and Class C shares may outweigh the benefit of having all their invested dollars put to work immediately. Any positive return on this initial investment advantage could offset the higher fees associated with the Class B and Class C shares; however, because the Trust Fund's future returns cannot be predicted, there can be no assurance that a positive return will be achieved.

    INITIAL SALES CHARGE ALTERNATIVE: CLASS A-I AND CLASS A-II SHARES. A sales charge of up to 5.0% of the public offering price (5.26% of the amount invested, net of sales charges) may be charged to the Investor to cover sales commissions and certain selling expenses. The sales charge is made at the time of the initial investment and upon each subsequent investment (no sales charge is assessed upon the reinvestment of income or capital gains distributions).
The schedule of sales charges applicable to both Class A-I and Class A-II shares is as follows:




                                                                                                       CONCESSIONS TO
                                                                            SALES CHARGE AS A             SELECTED
                                                  SALES CHARGE AS A         PERCENTAGE OF THE        BROKER/DEALERS AS
           AGGREGATE AMOUNT PURCHASED            PERCENTAGE OF THE             NET AMOUNT           A PERCENTAGE OF THE
     (INCLUDING AMOUNT OF CURRENT PURCHASE)        OFFERING PRICE                INVESTED              OFFERING PRICE
       -------------------------------------      --------------                --------              --------------
$                      0 - $ 99,999                     5.0%                       5.26%                   4.75%
$                100,000 - $249,999                     4.0%                       4.17%                   3.80%
$                250,000 - $499,999                     3.0%                       3.09%                   2.85%
$                500,000 - $999,999                     2.5%                       2.56%                   2.375%
$               1,000,000 and over                     none                        none                      *

--------------------------

* For an investment of this magnitude the Management Company may pay, from its own resources, a one-time fee of 0.60% of the invested amount to the selling broker/dealer.

    PURCHASE AT NET ASSET VALUE. Class A-I shares may be purchased without the imposition of sales charges by directors, employees and registered representatives of the Management Company and the Trust Fund, as well as by immediate family members of any of the foregoing. Under certain circumstances, the sales charges attributable to Class A-I and/or Class A-II shares may be reduced or waived for purchases by broker/dealers or certain institutional investors who provide additional consulting or asset allocation services for the benefit of their clients. Such reductions or waivers are subject to certain minimum requirements. Sales of Class A-I or Class A-II shares at net asset value are allowed if the purchaser is (i) a federal or state governmental agency or authority prohibited by law from paying certain front-end sales charges or ongoing distribution fees, (ii) a charitable organization or charitable remainder trust, (iii) an employee benefit plan account or insurance company separate account, or (iv) a trust (including bank trust) or other fiduciary account, including accounts managed by registered broker/dealers and investment advisers, for which an asset-based account fee is charged by the account manager. Generally, such accounts are subject to minimum requirements as to the amount of purchase, as well as other investment limitations which may be established from time to time by the Management Company, and which may be discontinued at any time.

    CLASS A-I AND CLASS A-II RIGHTS OF ACCUMULATION. Generally, the amount of any sales charge assessed in connection with an initial purchase of Class A-I or Class A-II shares is based upon the dollar amount of such investment. The sales charge for subsequent investments may be reduced if the Investor's account value at the time of the investment plus the amount to be purchased reaches certain breakpoints. Accounts may be linked for the purpose of determining whether such breakpoints are reached if such accounts are (1) identified by the same Social Security or tax identification number, (2) owned by the Investor's spouse, minor children or any corporations 100% owned by such Investor or (3) fiduciary accounts (such as IRA or employee benefit plan accounts) controlled by such Investor. Purchases made through omnibus accounts established for financial intermediaries are not eligible for any rights of accumulation.

    CLASS A-I AND CLASS A-II LETTERS OF INTENTION.  An Investor purchasing
Class A-I or Class A-II shares may qualify for a reduced sales charge by signing a nonbinding Letter of Intention and Price Agreement (the "Letter of Intent") in which the Investor states his or her intention to invest during the 13 months following execution of the Letter of Intent a specified amount which, if made at one time, would qualify for a reduced sales charge. A Letter of Intent may be signed at any time, and thereafter each additional investment (plus all investments made up to 90 days prior to the execution of the Letter of Intent) will be entitled to the sales charge applicable to the level indicated in the Letter of Intent. The account value at the time of execution of the Letter of Intent will be counted as an accumulation credit toward the completion of the investment intention specified in the Letter of Intent, but no retroactive adjustment of the sales charge will be made for investments made more than 90 days' prior to such execution. If the Investor does not satisfy the investment commitment specified in the Letter of Intent within the 13-month period, there may be an upward adjustment of the sales charge depending upon the amount actually purchased. Only one Letter of Intent with respect to any Investor may be in effect at any time; however, if a "break point," for purposes of reduced sales charges, specified in any Letter of Intent has been reached and the Investor wishes to contribute additional sums into any qualifying account, an amended Letter of Intent, identifying different break points and sales charges, may be submitted. The Management Company will hold in escrow an amount of shares equal to five percent of the total intended purchase, as identified in any Letter of Intent, to cover additional sales charges which may be due if the total investments over the statement period are insufficient to qualify for the reduced charges set forth in such Letter of Intent.

    DEFERRED SALES CHARGE ALTERNATIVE: CLASS B SHARES. Investors may choose to purchase Class B shares of the Trust Fund at net asset value per share, without the imposition of an initial sales charge. Class B shares offer an Investor the advantage of having the entire amount invested immediately in the Trust Fund, however such Class B shares are subject to a contingent deferred sales charge, which declines from 5.0% to zero over a six-year term. The Class B shares are subject to an annualized distribution fee of 0.75%, and an annualized investor servicing fee of 0.25%, of the Trust Fund's average daily net assets attributable to the Class B shares until the expiration of the six-year CDSC term, at which time the Class B shares automatically convert to Class A-II shares, on the basis of relative net asset values; the Class A-II shares are subject to a pro rata annualized distribution fee of 0.25%, of the average daily net assets, and are not subject to an investor servicing fee.

    Class B shares which are redeemed prior to the sixth anniversary of their purchase will be subject to a contingent deferred sales charge at the rates set forth below. The CDSC is calculated based on the lesser of (i) the original cost of the shares being redeemed or (ii) the net asset value of such shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price; in addition, no CDSC is imposed on Class B shares purchased through the reinvestment of dividends or other distributions.

    In determining whether a CDSC is applicable to a redemption of Class B shares, the calculation will be made in a manner which results in the lowest rate being charged. Thus, redemptions will be processed, first, from Class B shares representing capital appreciation, second from Class B shares acquired through the reinvestment of dividends and distributions, and third from Class B shares held for the longest period of time.


                                            Contingent Deferred Sales Charge
    Number of Years Since Purchase          (as a percentage of dollar amount)
    ------------------------------          ----------------------------------
         First. . . . . . . . . . . . .                    5.0%
         Secon. . . . . . . . . . . . .                    4.0%
         Third. . . . . . . . . . . . .                    3.0%
         Fourt. . . . . . . . . . . . .                    3.0%
         Fifth. . . . . . . . . . . . .                    2.0%
         Sixth. . . . . . . . . . . . .                    1.0%
         Seventh and thereafter . . . .                    -0-

    The Management Company will pay from its own resources commissions of up to 4.0% of the amount purchased to broker/dealers selling Class B shares.
The CDSC and higher distribution and investor servicing fees attributable to the Class B shares will be used, in whole or in part, by the Management Company to defray distribution and investor servicing related expenses incurred by the Management Company in connection with the sale of the Class B shares.

    "PAY-AS-YOU-GO" ALTERNATIVE: CLASS C SHARES. Investors electing to purchase Class C shares will pay a sales charge of 1.0% of the amount purchased, and, if the Class C shares are redeemed prior to the expiration of one year from the date of purchase, a CDSC of 1.0%. Class C shares are not eligible for conversion to Class A-II shares, and will be subject to a continuing annualized distribution fee of 0.75%, and an annualized investor servicing fee of 0.25%, of the Trust Fund's average daily net assets attributable to the Class C shares.

    SYSTEMATIC PURCHASE PLAN. Investors wishing to purchase shares systematically may elect to make additional purchases (minimum of $50) automatically on a monthly or quarterly basis by electronic funds transfer from a bank account by completing the appropriate portions of the Account Application. A shareholder enrolling in a systematic purchase program may terminate his or her participation at any time.

    RIGHT TO DESIGNATE A BENEFICIARY. The Trust Fund permits an owner of a personal account (e.g., an account other than an IRA or other tax-qualified account) to specify a beneficiary, in effect creating an instrument of trust which may, under certain circumstances, provide for a post-mortem transfer of the shares so specified outside of the probate process. However, because the laws of an Investor's state of residence at the time of his or her death will govern whether or not shares may be transferred outside of the probate process, each Investor should consult his or her tax and/or estate planning advisor to determine whether it is advisable for such Investor to designate a beneficiary, and whether such a designation will, in fact, result in an effective post-mortem transfer of such shares outside of the probate process.

    DISTRIBUTION AND SHAREHOLDER SERVICING PLANS. The Trust Fund has adopted distribution plans pursuant to Rule 12b-1 with respect to each of the Class A-II, Class B and Class C shares, which plans provide for expenditures of 0.25%, 0.75% and 0.75%, respectively, of the average daily net asset value of each class to pay for the expenses of distributing the shares of such class. In addition, the Class B and Class C distribution plans provide for expenditures of 0.25% of the average daily net asset value of each class to pay for the expenses of servicing the accounts of Class B and Class C shareholders. Payments under each distribution plan are payable to the Management Company, which may reallow all or part of such distribution plan payments as commissions for shares sold, or payments for accounts serviced, to broker/dealers and others participating in the distribution of such shares.

                                   REDEEMING SHARES

    An Investor may redeem shares, either directly or pursuant to a regular program of periodic redemptions, on any business day that the New York Stock Exchange is open by giving written notice to the Management Company. Shares may also be redeemed through certain broker/dealers, financial institutions or service organizations, which may charge a fee which would otherwise not be payable if such shares were redeemed directly from the Trust Fund.
REDEMPTION REQUESTS RECEIVED AFTER 1:00 PM PST WILL BE PRICED AT THE NET ASSET VALUE DETERMINED AS OF THE CLOSE OF BUSINESS ON THE BUSINESS DAY FOLLOWING RECEIPT.

    Redemptions will be effective at the net asset value per share next determined after the receipt by the Management Company, the Transfer Agent or other broker/dealer or financial intermediary of a written redemption request in proper form. A redemption request must identify the account, state the number of shares or dollar amount to be redeemed, and must be signed by each registered owner exactly as the account is registered. The Management Company or the Transfer Agent will normally send redemption proceeds (less any applicable CDSC in the case of Class B or Class C shares) on the next business day following a redemption request, but in any event redemption proceeds will be sent within seven calendar days of receipt of a redemption request in proper form. Redemptions of $5,000 or more may also be made by wire transfer directly to any bank previously designated by the shareholder on the account application; a request for redemption by wire transfer must be received prior to 1:00 pm (Pacific Time) to be processed on the next business day. The Management Company does not, at present, impose any fee for redemptions made by wire from any account, however the Management Company has reserved the right to impose such a fee in the future. Shareholders redeeming by wire may be required to pay such fees as may be imposed by the shareholder's bank for wire service.

    The Trust Fund will satisfy all redemption requests in cash, so long as the payments would not, in the opinion of the Trustees, require the Trust Fund to sell assets under disadvantageous circumstances, or under conditions which are to the detriment of the remaining shareholders of the Trust Fund. The Trust Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when trading on the New York Stock Exchange is restricted or suspended, or at any time during which an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal by the Trust Fund of its securities, or determination of the fair value of its assets, is not reasonably practicable, or otherwise as the Securities and Exchange Commission may by order or permit for the protection of Investors.

    MINIMUM BALANCE. Due to the relatively high cost of maintaining smaller accounts, the Trust Fund reserves the right to make involuntary redemptions of all shares in any account (other than the account of a shareholder who is a participant in a tax-qualified retirement plan) if at any time the total investment does not have a value of $200. Before any such involuntary redemption, the Investor will be notified that the value of his or her account is less than the required minimum, and will be allowed at least 60 days to bring the value of the account up to at least $200 before the redemption is processed.

    REPAYMENT PRIVILEGE AFTER PARTIAL REDEMPTION:  An Investor holding Class
A-I or Class A-II shares has the privilege of reinvesting an amount representing previous redemptions into any account of the same class without any sales charge or other fee being assessed, provided that the total amount redeemed is replaced in one or more purchases of at least $50 each, and further provided that such purchases are clearly identified as replacements of previous redemptions. This repayment privilege only applies to partial redemptions in accounts containing a minimum of $200 in value remaining, and not to a complete redemption and termination of an account. It should be noted that, for income tax purposes, a partial redemption is considered a sale of the Investor's Class A-I or Class A-II shares and may result in taxable gain or loss to the Investor. This privilege of repaying partial redemptions without charge may be terminated by the Trust Fund at any time by giving each Investor at least 90 days' written notice, but any such termination will apply only to redemptions made after the effective date of the termination.

    WAIVER OF CLASS B AND CLASS C CDSC. The contingent deferred sales charge applicable to redemptions of Class B and Class C shares, will be waived by the Trust Fund (i) following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder, if such redemption is made within one year of death or disability, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 701/2, (iii) if such a withdrawal is made under a systematic withdrawal plan, provided that such a systematic withdrawal is limited to no more than 12% of the annual beginning account value, (iv) if such a withdrawal (in the case of Class B shares only) is followed by a reinvestment in Class B shares within 60 days of the initial redemption (this permits a redeeming Investor to change his or her mind and recover from the Trust Fund the CDSC paid upon such Investor's redemption), and
(v) in the case of tax-exempt employee benefit plans, if the Internal Revenue Service or the Department of Labor, as the case may be, determined by rule or regulation that continuation of the investment in such shares would be improper. To the extent that the CDSC is waived pursuant to (iv) (which privilege may not be extended more than once), the CDSC period applicable to the reinvestment shares will be extended by the number of calendar days between the original redemption date and the reinvestment date.

    SIGNATURE GUARANTEE. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required for all redemption requests for (i) amounts of $50,000 or more, (ii) checks made payable to someone other than the account holder, (iii) checks mailed to an address different than the address of record for the account, and (iv) if the account registration has changed within the past 30 days. A signature guarantee may be obtained from any commercial bank, trust company, savings and loan association, federal savings bank, broker/dealer or other eligible financial institution. Notary public endorsements will not be accepted as a substitute for a signature guarantee. Additional documentation may be required for redemptions made by corporations, executors, administrators, trustees, guardians and qualified plan administrators.

    REDEMPTION BY TELEPHONE. Shareholders who have so indicated on their account applications may redeem shares by instructing the Management Company by telephone. Shareholders may redeem shares by calling (800) 231-0356 on any day when the New York Stock Exchange is open. In order to arrange for telephone redemption after an account is opened, or to change the bank or account designated to receive a wire transfer, a written request with a signature guarantee must be sent to the Management Company, at the address listed on the front of this Prospectus.

    Neither the Trust Fund nor the Management Company will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone requests are genuine, the Management Company will use procedures that are considered reasonable, including requesting a shareholder to state his or her account number, the name in which the account is registered, the Social Security or Taxpayer Identification number, banking institution and account number, and such other information as may appear necessary or appropriate to verify the identity of the requesting shareholder. The Trust Fund and the Management Company reserve the right to refuse to honor a telephone or wire redemption request if it is believed advisable to do so. Procedures for redeeming shares may be modified or terminated at any time by the Trust Fund after at least 30 days' prior written notice to the shareholders.

    SYSTEMATIC WITHDRAWAL PLAN. The Trust Fund offers a systematic withdrawal plan which permits shareholders to receive (either by check or by electronic funds transfer) periodic payments of $100 or more from the shareholder's account, either on a monthly or a quarterly basis. Shares of the applicable class will be redeemed as required (Class B shares may be redeemed without the imposition of any CDSC provided that such redemptions are limited to 12% of the value of the beginning annual account value).

    Purchases of Class A-I or Class A-II shares while a systematic withdrawal plan is in effect may be disadvantageous because of the imposition of sales charges on new purchases. Further, depending upon the shareholder's tax basis, purchase of any shares of any class while a systematic withdrawal plan is in effect, whether directly or through the reinvestment of dividends and distributions, may have adverse tax consequences. Finally, shareholders should be aware that, to the extent that withdrawals exceed purchases plus reinvestments, a systematic withdrawal plan will ultimately exhaust the value of the subject account.

                            CALCULATION OF NET ASSET VALUE

    The total net asset value of the Trust Fund is computed on each business day for the New York Stock Exchange, as of the closing of that Exchange (usually 1:00 p.m. Pacific Time); no valuation is made, therefore, on weekends, customary holiday closings or under any emergency circumstances as determined by the Securities and Exchange Commission. The Trust Fund's portfolio value is calculated by adding together the values of all securities, based on their closing prices on the exchange on which they are primarily traded, or at the last available sale price or, if unavailable for any reason, at the closing bid price. The total net asset value is then determined by adding the portfolio value to the value of all other Trust Fund assets, and subtracting all liabilities and necessary reserves. A pro rata portion of the management fee of 1.25% of average net assets per annum is accrued daily.

    The net asset value ("NAV") per share of each class of shares is calculated by dividing the total value of all assets attributable to such class by the number of shares of such class then outstanding. The net asset values per share of the Class B and Class C shares are generally expected to be the same. The net asset value per share of the Class A-I shares is expected to be higher than the net asset value per share of the Class A-II shares due to the daily expense accrual of the distribution fee attributable to the Class A-II shares; similarly, the net asset value per share of the Class A-II shares is expected to be higher than the net asset values per share of the Class B and Class C shares due to the higher daily expense accruals of the distribution fees, as well as the shareholder servicing fees, imposed on the Class B and Class C shares.

                  MANAGEMENT'S DISCUSSION OF TRUST FUND PERFORMANCE

    The Trust Fund was organized as a business trust under the laws of the State of Delaware on February 28, 1997, and operates as an open-end diversified management investment company offering its shares on a continuous basis to the public. The Trust Fund is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 which has been offering its securities, and conducting operations as a mutual fund, since July 2, 1963. The Management Company is the investment advisor and underwriter for the Trust Fund and has acted in such capacities since the formation of the Trust Fund.

    The Trust Fund's Board of Trustees, the members of which are elected by the Trust Fund's shareholders, establishes investment and other material policies, and has overall responsibility for the business and affairs of the Trust Fund. Mr. Michael Stead, the Management Company's Chief Investment Officer, has held primary responsibility for the day-to-day management of the Trust Fund's portfolio since May 1995. From 1984 through May 1995, the Trust Fund's investment portfolio was managed by Mr. Sam A. Marchese, then President and Chief Executive Officer of the Management Company. From September 1988 until his assumption of the Trust Fund's investment management activities, Mr. Stead held a variety of increasingly responsible domestic and international positions with Bank of America, N.T. & S.A., most recently as Senior Credit Officer for the Capital Markets Division.

    Subject to policy established by the Trust Fund's Board of Directors, the administration and management of the daily affairs of the Trust Fund are performed by the Management Company pursuant to an Investment Advisory Agreement between it and the Trust Fund. Fees for all investment advisory services rendered by the Management Company are included in the management advisory fee of 1.25% per annum payable to the Management Company by the Trust Fund. Such management advisory fee is calculated and accrued daily, and paid monthly, and is based on the average net assets of the Trust Fund in any month, with a post-annual adjustment, if necessary, in January of each year.

    Pursuant to the Declaration of Trust and the Investment Advisory Agreement, all fees and expenses incurred in connection with the Trust Fund's operations are borne, without limitation, by the Management Company. Prior to April 1, 1996, the Management Company received 0.60% of the average net assets of the Trust Fund, per annum, as an investment advisory fee, and was entitled to receive reimbursement of certain expenses. In 1996, the amount of expense reimbursement paid by the Trust Fund to the Management Company was $696,880.

    Generally, 1996 performance reflected the strong overall performance of the stock market. The positive domestic (and, to a lesser extent, international) economic environment, coupled with relatively low inflation, resulted in an average annual compounded total return of 27.4% for the Class A-I shares, and an average annual compounded total return of 22.8% for the Class A-II shares (Class A-II shares were first offered on May 1, 1996; as of the date of this Prospectus, no Class B or Class C shares have been offered or sold). The combination of steady economic growth coupled with low inflation permitted the Federal Reserve Board to leave interest rates mostly unchanged throughout 1996.

    For the second year in a row, the stocks of financial institutions, particularly banks, outperformed the general stock market. Consolidation among banks had a relatively minor, but important, impact on the Trust Fund's portfolio investments in 1996. During 1996, the Trust Fund added a carefully selected group of brokerage firms to the portfolio, which investments proved to be very strong performers, especially in the fourth quarter.

    The Trust Fund's decision to continue investing in financial stocks in 1996 stemmed from a positive economic outlook as well as continued strengthening of the financial fundamentals for banks, thrifts and other financial institutions. A strong economy combined with relatively little inflation made for an environment that attracted investors into equities and mutual funds at historic rates. At December 31, 1996, the Trust Fund had 75.6% of the portfolio's assets invested in financial industry stocks. This was down slightly from 1995 as the Trust Fund dedicated more of its assets to non-financial industry investments.

    TURNOVER RATE: During 1996, the Trust Fund's turnover rate was 140.2%, up from 93.5% in 1995. The increase in the turnover rate reflects the increased activity in the Trust Fund's portfolio trading. This increase in activity stemmed from the strong stock market that allowed the investment advisor to reposition the fund's investments into stocks that are believed to offer greater investment potential. Accordingly, stocks that had appreciated significantly or offer less potential were sold from the portfolio, thus increasing the sale of stocks and increasing the capital gain distributions.

    CASH POSITION: A decision was made during 1996 to maintain a relatively stable cash position. This decision was made as part of an investment strategy to remain invested in equities while maintaining sufficient cash to take advantage of any market corrections or weaknesses in the stock of investment candidates. As the stock market posted strong returns and the economy continued to be robust, the potential for an interest rate increase grew throughout the year; this potential increased the likelihood of a short-term correction near year's end, making a relatively high cash position more prudent. The cash and cash equivalents at December 31, 1996 were 13.5% of the portfolio assets of the Trust Fund, as compared to 14.9% at December 31, 1995.

    PERFORMANCE DURING THE YEAR: The investment advisor's investment strategy proved beneficial to the Trust Fund's performance throughout the year. The bank sector outperformed many other market sectors. Banks and financial institutions continued to post strong earnings growth throughout the year. Many of these companies found themselves in strong enough financial condition that many raised dividends or announced stock buyback programs. Furthermore, consolidation among financial institutions remained a driving force among the stocks of financial institutions.

    NON-FINANCIAL INDUSTRY INVESTMENTS: The investment advisor increased the level of non-financial industry stocks held in the portfolio in 1996. At December 31, 1996, the level of non-financial investments was 10.9% of the Trust Fund's portfolio assets, as compared to 7.7% at December 31, 1995. This was primarily a result of the decision to increase the portfolio's exposure to the "stable growth" (i.e., companies which have demonstrated strong historic earnings growth, while maintaining a degree of stability in that growth) sector of the stock market.

    While the Management Company remains confident that bank and thrift stocks will return superior performance over the long-term, diversification away from banks and into non-bank companies in which superior return can also be expected was considered prudent in 1996. In selecting an investment, the Management Company will take into consideration such factors as the company's management, growth prospects, business operations, revenues, earnings, cash flows and strength of the balance sheet, as well as other information which the Management Company may deem relevant, including size of the dividend, if any. The Management Company invests in the securities of those companies which show strong financial results coupled with good growth prospects, and which the Management Company believes are well-managed.

    From time to time the Trust Fund advertises, among other things, its "average annual compounded total return" and its "average annual total return" over the one, five and ten year periods. The terms "average annual compounded total return" and "average annual total return" both refer to a calculation that assumes a gross investment in Class A-I shares of $10,000 (resulting in a net investment of $9,500 after deduction of the maximum sales charge) at the start of the applicable period. Total return is the percentage change in value of the hypothetical $10,000 invested over a given period, assuming reinvestment of all net capital gains and dividends attributable to such amount. Compounded total return assumes continuing reinvestment of each year-end amount, with the next year's return calculated based on the actual performance of the Trust Fund in that calendar year. The annual percentage changes are then averaged, on a compounded basis, over a ten year period resulting in an "average annual compounded total return" or "average annual total return." Any performance information used by the Trust Fund is based on historical results, and is not intended to be representative of future performance. It should be noted that, because different classes of shares are subject to different sales charges and distribution and/or shareholder servicing fees, the performance of those classes will be different from, and in most cases less than, that of Class A-I shares.

           COMPARISON OF CHANGE IN VALUE OF $9,500 NET INVESTMENT IN
                       CLASS A-I SHARES OF SIFE TRUST FUND
           ON DECEMBER 31, 1986 AND $10,000 INVESTMENT IN THE S&P 500
($9,500 REPRESENTS A $10,000 INVESTMENT WITH THE MAXIMUM SALES CHARGE DEDUCTED)


                                       [GRAPH]



                                                    AVERAGE            AVERAGE
                                                   ANNUAL               ANNUAL
                              RESULTS OF          COMPOUNDED         COMPOUNDED
                                $10,000          TOTAL RETURN        TOTAL RETURN        CUMMULATIVE          CUMMULATIVE
                             INVESTED WITH         INCLUDING           INCLUDING         TOTAL RETURN:       TOTAL RETURN:
         INVESTMENT           5.0% SALES         MAXIMUM SALES       MINUMUM SALES       SIFE TRUST         S&P 500 STOCK
            TERM                CHARGE           CHARGE OF 5.0%     CHARGE OF 5.0%          FUND                 INDEX
            ----                ------           --------------     --------------          ----                 -----
           1 year               $12,099             20.99%             27.36%               27.36%               22.96%
           3 years              $17,864             21.34%             23.43%               88.04%               71.40%
           5 years              $26,157             21.20%             22.45%              175.34%              103.05%
           10 years             $39,661             14.77%             15.36%              317.49%              314.16%

    The graph and table above reflects performance and return figures for the Class A-I shares. The Class A-II shares were first sold on May 1, 1996, and performance and return information for the eight-month period ended December 31, 1996 is not meaningful. The Class B and Class C shares were first offered to the public on May 1, 1997.

    The Trust Fund's Class A-I total return for the year ending December 31, 1996 was 20.99%. This total return results from the Trust Fund's 27.36% return for the year ending December 31, 1996 and the effect of the deduction of the maximum sales charge of 5.0% (5.26% of the net amount invested). Therefore, an initial investment of $10,000 ($9,500 after deduction of the maximum sales charge of $500) on December 31, 1995, would have had a value of $12,099 on December 31, 1996.

    The Trust Fund's Class A-I average annual compound return as of December 31, 1996, assuming that the maximum sales charge was deducted from the initial investment, was 20.99% for one year, 21.20% for five years and 14.77% for ten years. Performance figures are based on historical results, and are not intended to indicate future performance.

                                 GENERAL INFORMATION

    VOTING RIGHTS. Shareholders are entitled to one full or fractional vote for each full or fractional share, and may vote for the election of Trustees and on such other matters as may be submitted to meetings of shareholders, or as required by the Investment Company Act of 1940, as amended.

    DISTRIBUTION OF SHARES. SIFE, Inc., located at 100 North Wiget Lane, Walnut Creek, California 94598, acts as the Trust Fund's underwriter in the continuous sale and distribution of the Trust Fund's shares pursuant to an Underwriting Agreement. SIFE, Inc. is solely responsible for all of the costs and expenses of distribution, without limitation, including the payment of commissions and related costs and expenses, and such other distribution or shareholder servicing fees as may be necessary or appropriate, to broker/dealers, salespersons, financial planners and other independent contractors. Sales are made not only through the registered representatives of SIFE, Inc., but also through selected broker/dealers who have entered into distribution agreements. Where sales are made through such broker/dealers, a concession of up to 100% of the sales charge may be allowed the broker/dealer. Certain directors of the Trust Fund are also officers and directors of SIFE, Inc.

    Each of the Class A-II, Class B and Class C shares has in effect a distribution plan complying with the provisions of Rule 12b-1 under the Investment Company Act of 1940, as amended (individually, a "Plan"). Each Plan permits the Trust Fund to pay to the Management Company, as principal underwriter of the Trust Fund's securities, a specified percentage of the assets attributable to each class of shares to compensate the Management Company for expenses incurred, services rendered and facilities provided in connection with the distribution of shares and the servicing of shareholder accounts.. The Management Company is responsible for all distribution expenses in excess of such payments, however no portion of the fees paid to the Management Company pursuant to any Plan are refundable in the event that the fees are less than such expenses.

    As required by Rule 12b-1, each Plan has been approved by the Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Trust Fund and who have no direct or indirect financial interest in the operation of the Plan, in each case pursuant to a finding that the Plan was in the best interests of the shareholders of the respective class of shares. Each Plan requires that, at least quarterly, the Audit Committee of the Board of Trustees must receive a written report prepared by the Chief Financial Officer of the Trust Fund enumerating the amounts spent by each class and the purposes therefor. Each Plan further requires that, for so long as each such Plan is in effect, the nomination and selection of those trustees who are not "interested persons" of the Trust Fund is committed to the exclusive discretion of the other trustees who are not "interested persons" of the Trust Fund.

    For further information, please contact SIFE, Inc., P.O. Box 9047, Walnut Creek, California 94598, (800) 231-0356 or (510) 988-2430. SIFE, Inc. may also be contacted via the Internet at "http://www.sife.com."

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                                                                              22

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                                                                              23

                                  RECEIPT FOR PROSPECTUS

                                  I hereby acknowledge receipt of the SIFE
                                  Trust Fund Prospectus dated April 30, 1997



                                  Date:________________________________, 199__



                                  __________________________________________
                                       SIGNATURE



                                  __________________________________________
                                       SIGNATURE



                                  __________________________________________
                                       ADDRESS



                                  __________________________________________
                                       SALES REPRESENTATIVE

                                                    PROSPECTUS

                                                      _LOGO_

                                                 SIFE TRUST FUND

                                                 APRIL 30, 1997


                                                 --------------

                                       INVESTMENT ADVISER AND UNDERWRITER

                                                      SIFE
                                            A CALIFORNIA CORPORATION

                                                 P.O. Box 9047
                                             100 North Wiget Lane
                                            Walnut Creek, CA 94598


                                                 ---------------
                                                    CUSTODIAN

                                            STATE STREET BANK AND
                                                 TRUST COMPANY

                                              225 Franklin Street
                                         Boston, Massachusetts  02110

                                        PART B

                                   SIFE TRUST FUND

                         STATEMENT OF ADDITIONAL INFORMATION
                                    APRIL 30, 1997

                            ------------------------------

                                Managed by SIFE, Inc.
                         100 North Wiget Lane - P.O. Box 9007
                            Walnut Creek, California 94598
                      Telephone: (800) 231-0356 / (510) 988-2430
                        Internet Address: http://www.sife.com

                            ------------------------------

    This Statement of Additional Information, which may be amended from time to time, concerning SIFE Trust Fund (the "Trust Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Trust Fund's Prospectus, dated April 30, 1997 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than in the Prospectus and should be read in conjunction with the Prospectus.
Additional copies of the Prospectus may be obtained without charge by writing or calling your investment adviser, broker/dealer or financial planner, or the Trust Fund at the address or telephone number set forth above.

                                  TABLE OF CONTENTS
                                                                         PAGE
                                                                         ----
General Information & History                                            B-2
Investment Objectives & Policies                                         B-2
    Investment Objectives                                                B-2
    Fundamental Investment Policies                                      B-3
    American Depositary Receipts                                         B-3
    Repurchase Agreements                                                B-4
    Options Policies                                                     B-4
    Lending Portfolio Securities                                         B-5
    Risk Considerations                                                  B-6
Performance Information                                                  B-6
Management of the Trust Fund                                             B-8
    Compensation of Trustees and Officers                                B-8
Investment Advisory & Other Services                                     B-9
    Investment Advisory Services                                         B-9
    Management and Administration                                        B-9
    Custody Services                                                     B-10
    Independent Accountants                                              B-10
Brokerage Allocation & Portfolio Turnover Rates                          B-10
Calculation of Net Asset Value                                           B-10
Underwriting of the Trust Fund's Securities                              B-11
    Underwriting Services                                                B-11
    Distribution Plans                                                   B-12
Additional Federal Income Tax Information                                B-13
Financial Statements                                                     B-15

                            GENERAL INFORMATION & HISTORY

    The Trust Fund was organized as a business trust under the laws of the State of Delaware on February 28, 1997; the Trust Fund is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 (the "California Trust"). The Trust Fund, through its predecessor, the California Trust, has been offering its securities to the public on a continuous basis, and conducting operations as a mutual fund, since July 2, 1963. The Trust Fund is registered with the Securities and Exchange Commission as an open-end diversified management investment company. All information, including but not limited to historical business and financial information, presented in this Statement of Additional Information and/or the Prospectus relates to the California Trust as its business has been, or will be, continued by the Trust Fund. SIFE, Inc. (the "Management Company") is the Trust Fund's investment advisor, and also functions as the principal underwriter of the Trust Fund's securities.

                          INVESTMENT OBJECTIVES & POLICIES

    The Trust Fund's investment objectives and policies are more completely described in the Prospectus, which should be read in conjunction with the additional information provided below.

INVESTMENT OBJECTIVES
---------------------

    The Trust Fund has three fundamental investment objectives which may not be changed without a vote of a "majority in interest" of the holders of the Trust Fund's shares, regardless of class (when used herein, this quoted language means the LESSER of (a) 67% of the shares voting at a meeting at which more than 50% of all outstanding shares are represented, or (b) more than 50% of all outstanding shares).

    1. CONSERVATION OF CAPITAL: The Trust Fund seeks to conserve its Investors' capital by investing not less than 30% of its assets in the equity securities of financial institutions, and the remainder in the common or preferred stocks, or securities convertible into common or preferred stocks, of non-financial institutions, generally service and industrial enterprises regarded by the Management Company as "stable growth" companies. Unless a contrary instruction is received, the Trust Fund will reinvest on behalf of each Investor all interest and dividend income from portfolio securities, as well as all net capital gains on sales of portfolio securities, in additional shares of the same class.

    2. CAPITAL GROWTH: The Trust Fund seeks to provide capital appreciation consistent with prudent investment management practices by investing in the equity securities of financial institutions and other enterprises where the Management Company determines that a favorable relationship between the value of a security, as determined by price/earnings ratios and certain other analytic information, and its growth potential exists. In selecting an investment, the Management Company takes into consideration such factors as the company's management, growth prospects, business operations, revenues, earnings, cash flows and strength of the balance sheet, as well as other information which the Management Company may deem relevant, including size of the dividend, if any. The Management Company invests in the securities of those companies which show strong financial results coupled with good growth prospects, and which the Management Company believes are well-managed. The Management Company may also invest in the securities of financial institutions which it believes may be the target of, or will benefit from, consolidation in the financial services industry.

    3. DIVERSIFICATION AND CONCENTRATION: The Management Company believes that the performance of a business enterprise which participates in a broad range of economic activity, either through direct investment or indirect financing, is less likely to rise or fall with the fortunes of any one type of business activity. Since financial institutions finance and engage directly in a broad range of economic activities, the Management Company believes that an investment in financial institutions may result in a certain diversification of investment risk. Further, by investing in financial institutions which are active in different regions (or, in the case of large, "money center" banks, active internationally), the Management Company attempts to minimize the effect of economic conditions which may affect one region but not necessarily another.

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------

    The Trust Fund has identified the policies described below as "fundamental investment policies." Such policies may not be changed without a vote of a majority in interest (as described above) of the holders of the Trust Fund's shares. All other investment practices, such as the Trust Fund's practices with respect to writing covered put and covered call options, lending portfolio securities and entering into repurchase agreements (in each case, as described in the Prospectus), may be changed from time to time by the Trust Fund's Board of Trustees without shareholder approval.

    1. The Trust Fund invests not less than 30% of its assets in the equity securities of "financial institutions" (companies which derive a significant portion of their income from dealing in money, credit, loans and insurance), and the remainder in the equity securities (including securities convertible into common or preferred stocks) of a diverse portfolio of domestic and certain international service and industrial enterprises generally regarded by the Management Company as "stable growth" companies. See "American Depository Receipts," below.

    2. The Trust Fund maintains cash reserves in order to make such payments as may be required of it. Pending application or investment, the Trust Fund's cash reserves are invested in repurchase agreements and other cash equivalents, such as securities issued by the United States and state governments or their agencies, certificates of deposit or other interest-bearing accounts and high-grade commercial paper. See "Repurchase Agreements" and "Lending Portfolio Securities," below.

    3. The Trust Fund may not invest 25% or more of its assets in any one industry other than financial institutions. Investments may not be made in any one company in an amount greater than 5% of the total asset value of the Trust Fund, nor may the Trust Fund acquire more than 10% of the outstanding voting securities of any company. With respect to 80% of the Trust Fund's investment portfolio is concerned, in order for the shares of a company to be eligible for investment, the company must have been in existence for at least five years, must have assets of more than $7,000,000, and must have paid dividends in each of the five years immediately preceding investment.

    4. The Trust Fund may not: (i) borrow money or make loans (provided, however, that this restriction shall not prevent the Trust Fund from purchasing certain publicly issued debt securities or commercial paper, or lending its portfolio securities in accordance with applicable regulatory requirements); (ii) underwrite the securities of other issuers; (iii) purchase or sell real estate; (iv) purchase or sell commodities or commodity contracts; (v) invest in the securities of other investment companies; (vi) invest in companies for the purpose of exercising control or management; (vii) issue senior securities; or (viii) make short sales or purchases on margin.

    5. The Trust Fund may write covered call options with respect to its portfolio securities, may write covered put options with respect to securities and may enter into closing purchase transactions with respect to such options, in accordance with applicable regulatory requirements. So long as the Trust Fund remains obligated as a writer of an option, it must (i) in the case of a put option, maintain cash, U.S. Treasury securities or high-grade, short-term debt securities in a segregated account in an amount equal to or greater than the nominal value of the option, and (ii) in the case of a call option, collateralize the option with actual securities held in the Trust Fund's investment portfolio. The Trust Fund does not write "naked," or uncovered, options. See "Options Policies," below.

AMERICAN DEPOSITARY RECEIPTS
----------------------------

    American Depositary Receipts ("ADRs") are created when a foreign company deposits its securities into a trust account administered by a domestic financial institution (generally, a large, commercial bank); the trust account may be located in the United States or at a foreign branch of the receiving financial institution. The receiving financial institution then issues ADRs, which represent an undivided fractional interest in the pool of securities so deposited.

    The Management Company believes that certain large, international non-domestic corporations may represent attractive investment opportunities, as well as providing a certain degree of economic and geographic diversification. Historically, the Trust Fund has invested less than 1.0% of its assets in ADRs.

REPURCHASE AGREEMENTS
---------------------

    The Trust Fund may enter into repurchase agreements with banks and member firms of the New York Stock Exchange determined by the Management Company to present minimal credit risk. A repurchase agreement is a contract under which one party acquires certain securities held by another party pursuant to an agreement whereby the selling party agrees to repurchase from the acquiring party the subject securities at a fixed time and price. Repurchase agreements are generally short-term (usually not more than one week), with the acquiring party profiting to the extent that the repurchase obligation exceeds the acquiring party's cost. Under the terms of a typical repurchase agreement, the Trust Fund acquires United States Government securities for a relatively short period of time, subject to the seller's obligation to repurchase, and the Trust Fund to resell, the securities. The Trust Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Trust Fund is delayed or prevented from exercising its rights to dispose of the subject securities, including the risk that the market value of the subject securities might decline prior to the Trust Fund being able to dispose of them. The Management Company reviews, on an ongoing basis, the creditworthiness of the counterparties, as well as the market values of collateral securities, to evaluate potential risks.

    Under the relevant terms of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is considered to be a loan collateralized by the underlying securities.

OPTIONS POLICIES
----------------

    The Trust Fund may write (i.e., sell) "covered" put and call options for non-speculative purposes; a "covered" option position is one where the Trust Fund holds the securities (in the case of call options) or cash (in the case of put options), as distinct from "naked," or unsecured, options, which are generally bought or sold for speculative purposes. The Trust Fund uses options sales to hedge specific portfolio positions (i.e., to lock in a fixed price in a stock which, for whatever reason, may be subject to increasing volatility), and does not purchase (or write) "naked" options.

    When the Trust Fund writes a put option, the Trust Fund assumes for a defined period of time an obligation to purchase the underlying security at a set price from the purchaser of the option, and receives as consideration for its undertaking the option obligation an option premium equal to the difference between the market price of the underlying security at the time the option is written and the exercise, or "strike," price, adjusted for certain economic factors reflecting, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. If the market price of the underlying security rises above the strike price, the option will expire unexercised, and the Trust Fund will profit to the full extent of the premium; if, however, the market price falls below the strike price and the option is exercised, the Trust Fund will be forced to acquire securities at an above-market price, and may suffer a loss (however, the amount of any loss is reduced by the premium received). All put options written by the Trust Fund are covered with cash, United States Treasury securities or other, high-grade, short-term debt securities, held in a segregated account, in an amount equal to or greater than the nominal value of the option (i.e., the amount which the Trust Fund would have to pay in order to close out the option position).

    When the Trust Fund writes a call option, the Trust Fund assumes for a defined period of time an obligation to sell the underlying security at a set price to the purchaser of the option. Again, the option premium is equal to the difference between the market price of the underlying security at the time the option is written and the exercise, or "strike," price, adjusted for the market factors described above. If the market price of the underlying security falls below the strike price, the option will expire unexercised, and the Trust Fund will profit to the full extent of the premium; if, however, the market price rises above the strike price and the option is exercised, the

Trust Fund will be forced to deliver securities which it may not wish to sell. All call options written by the Trust Fund are covered with securities held in the Trust Fund's investment portfolio.

    The Trust Fund may write call or put options only if the underlying securities are listed on a national securities exchange or the NASDAQ National Market System and the options are issued by The Options Clearing Corporation. As of the date of this Prospectus, such options are traded on the following exchanges: Chicago Board Options Exchange, Incorporated, American Stock Exchange, Inc., New York Stock Exchange, Inc., Philadelphia Stock Exchange, Inc., and Pacific Stock Exchange, Incorporated.

    If an option expires unexercised, the Trust Fund realizes a gain in the amount of the premium. However, such a gain, in the case of a call option may be offset by a decline in the market value of the underlying security during the option period. In the case of a put option, the gain in the amount of the premium may be offset by the additional amount of income, if any, that would have been generated had the funds used to cover the potential exercise of the put option not been maintained in the form of cash or cash-equivalents.

    If a call option is exercised, the transaction may result in a loss to the Trust Fund equal to the difference between the market price of the underlying security at exercise and the sum of the exercise price of the call plus the premium received from the sale of the call. If a put option is exercised, there may be a loss to the Trust Fund equal to the difference between (i) the exercise price of the put less the premium received from the sale of the put, and (ii) the market price of the underlying security at exercise.

    If the Trust Fund has written a call or put option and wishes to terminate its obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of this purchase is that the Trust Fund's position as a writer of that option will be canceled by The Options Clearing Corporation; however, the Trust Fund may not effect a closing purchase transaction on a particular option after it has been notified of the exercise of that option. If the Trust Fund wishes to sell a security on which a call has been written, it may effect a closing purchase transaction simultaneously with or before selling the security.

    A closing purchase transaction is effected on an exchange which provides a secondary market for an option of the same series. If the Trust Fund is unable to effect a closing purchase transaction with respect to a call option it has written, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Accordingly, the Trust Fund may run the risk of either foregoing the opportunity to sell the underlying security at a profit or being unable to sell the underlying security as its price declines. If the Trust Fund is unable to effect a closing purchase transaction with respect to a put option it has written, it will not be able to remove funds from the segregated account maintained by the Custodian which are being held to cover the potential exercise of the put option.

    If a closing purchase transaction is effected, a profit or loss may be realized depending on whether the cost of making the closing purchase transaction is less or greater than the premium received upon writing the original option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction will often be offset in whole or in part by appreciation of the underlying security owned by the Trust Fund. If a closing purchase transaction results in a gain, that gain may be partially or entirely offset by depreciation of the underlying security.

LENDING PORTFOLIO SECURITIES
----------------------------

    The Trust Fund may lend its portfolio securities, subject to regulatory restrictions and to the restrictions stated in the Prospectus, for the purpose of increasing the Trust Fund's income or for liquidity purposes. Under applicable regulatory requirements, the loan collateral must, on each business day, be equal to or greater than the market value of the securities loaned; acceptable forms of collateral are cash, bank letters of credit or securities issued by the United States. The Trust Fund receives an amount equal to the dividends or interest on the loaned securities, and may also receive a negotiated fee from the borrower, which may include all or some of the interest on the securities held as collateral. Each loan agreement enables the Trust Fund to reacquire the loaned securities within specified time frames.

RISK CONSIDERATIONS
-------------------

    Diversification of the character discussed above does not necessarily reduce or eliminate the risk inherent in an investment in a portfolio containing the securities of a substantial number of financial institutions. Financial services are subject to greater governmental regulation than many other industries, as well as capital risk (i.e., the risk that, in periods of tight money or high inflation, the cost to attract deposits will rise substantially), term and rate risk (i.e., the risks attendant to lending money for long periods of time at fixed or only partially adjustable interest rates against the security of assets, the valuations of which may fluctuate with economic conditions) and credit risk (i.e., the risk of lending money to borrowers who may or may not be able to pay), all of which may, from time to time, require substantial reserves against actual or anticipated losses. Further, industry consolidation and the erosion of the distinctions between banks and other, less traditional financial institutions has resulted in increased, and increasing, competition. Increased competition, with attendant pressure on financial institution profitability, may also result from current legislative initiatives which would reduce the separation between the commercial and investment banking business and which, if enacted, could significantly impact the industry and the Trust Fund. In addition, institutions such as insurance companies that hold large portions of their capital in marketable securities are subject to the risks of the securities market.

    Since the Trust Fund's assets consist primarily of common stocks, it must be emphasized that the value of an investment in the Trust Fund will fluctuate as the market value of such stocks rises or falls. Accordingly, in a declining market, the net asset value of the Trust Fund's shares will decline just as, in a rising market, the net asset value of the Trust Fund's shares will rise. These fluctuations in the net asset value of each class of shares may make the Trust Fund more suitable for long-term investors who can bear the risk of such short-term fluctuations.

                               PERFORMANCE INFORMATION

    Annual, uncompounded performance information relating to a hypothetical investment of $10,000 (adjusted for maximum sales charges) in Class A-I shares for the ten-year period ended December 31, 1996 is set forth below. Such information assumes that all net investment income and realized capital gains were reinvested (at no sales charge). No adjustment has been made for possible tax liabilities. Also shown is comparable performance information for the unmanaged Standard & Poor's 500 Stock Index (assuming the reinvestment of all dividends), a widely-used indicator of general stock market activity (source:
Standard & Poor's Corporation).

                        SIFE TRUST FUND PERFORMANCE RECORD(1)




                    AMOUNT OF
                  CAPITAL GAINS                    VALUE AT YEAR     VALUE AT YEAR      AMOUNT OF      AMOUNT OF
     CALENDAR       REINVESTED       AMOUNT OF          END          END (ADJUSTED      PERCENTAGE     PERCENTAGE
     PERIODS      (ADJUSTED FOR      INCOME &      (ADJUSTED FOR      FOR MINIMUM       INCREASE      INCREASE
      ENDING      MAXIMUM [5%]      DIVIDENDS       MAXIMUM [5%]      [0%] SALES       (DECREASE)     (DECREASE)
      ------       SALES LOAD)      REINVESTED      SALES LOAD)          LOAD)         TRUST FUND      S&P 500
                   -----------      ----------      -----------          -----         ----------      -------
       1987            $189            $488            $8,722            $9,181          (8.19)%         5.25%
       1988            $184            $459           $10,451           $11,001           19.82%        16.61%
       1989            $339            $778           $12,561           $13,222           20.19%        31.69%
       1990            $148            $694            $9,780           $10,294         (22.14)%       (3.10)%
       1991            $249            $887           $14,406           $15,165           47.31%        30.47%
       1992            $334            $754           $19,295           $20,310           33.93%         7.62%
       1993            $335            $808           $21,095           $22,205            9.33%        10.08%
       1994            $457            $819           $20,774           $21,868          (1.52)%         1.32%
       1995           $4,637          $1,956          $31,145           $32,784           49.92%        37.58%
       1996           $5,905          $2,895          $39,661           $41,753           27.36%        22.96%

----------------------------


(1) Information given for Class A-I shares only. Class A-II shares (which are identical in all respects to Class A-I shares except that Class A-II shares bear a 0.25% 12b-1 distribution fee, were first offered for sale on May 1, 1996, and therefore have a limited performance history. Class B and Class C shares will not be offered for sale or sold prior to May 1, 1997.

    For the year ended December 31, 1996, a $9,500 net investment in the Trust Fund (calculated based on a $10,000 investment less the current maximum 5.0% sales charge, assuming re-investment of all distributions for the entire period of January 1, 1996 through December 31, 1996) would have increased to $12,099. For the five year and ten year periods ended on the same date, and using the same assumptions, a $9,500 net investment in the Trust Fund would have increased to $26,157 and $39,661, respectively. In percentage terms, the performance of a Trust Fund investment and the Standard & Poor's "500 Stock Index - Distributions Reinvested" for the one, three, five and ten year periods described above would have been as follows:


                                        AVERAGE            AVERAGE
                   RESULTS OF        ANNUAL TOTAL        ANNUAL TOTAL
                    $10,000              RETURN             RETURN
                 INVESTED WITH        INCLUDING           INCLUDING        TOTAL RETURN:     TOTAL RETURN:
  INVESTMENT       5.0% SALES        MAXIMUM SALES      MINIMUM SALES       SIFE TRUST       S&P 500 STOCK
     TERM            CHARGE          CHARGE OF 5.0%     CHARGE OF 0.0%         FUND              INDEX
     ----            ------          --------------     --------------         ----              -----
1 year              $12,099             20.99%               27.36%           27.36%             22.96%
3 years             $17,864             21.34%               23.43%           88.04%             71.40%
5 years             $26,157             21.20%               22.45%          175.34%            103.05%
10 years            $39,661             14.77%               15.36%          317.49%            314.16%



    The Trust Fund calculates average annual total return according to the following formula, as required by the Securities and Exchange Commission:
       n
"P(1+T) = ERV", where the average annual total return ("T") is computed by using the value at the end of the period ("ERV") of a hypothetical initial investment of $10,000 ("P") over a period of years ("n"). Accordingly, to calculate total return, an initial investment is divided by the per-unit offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of units purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Trustees. The sum of the initial shares purchased and additional shares acquired through reinvestment is then multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment, divided by the initial investment and converted to a percentage, equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in unit price during the period. Total return may be calculated for one year, five years, ten years and for other periods The average annual total return over periods greater than one year also may be computed by utilizing ending values as determined above.

    The data quoted represents past performance. Past performance is no guarantee of future performance. Effective April 1, 1995, the Trust Fund reduced the maximum sales charge on Class A-I shares from 6.25% to 5.0% and the minimum sales charge was reduced from 1.0% (on purchases of $2,000,000 or more) to zero (on purchases of $1,000,000 or more). The Trust Fund's performance is affected by many factors including: changes in the levels of equity prices and interest rates generally, the Trust Fund's selection of specific securities for the portfolio, the Trust Fund's expense ratio, and other factors. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    Prior to May 1, 1995, SIFE, Inc., the investment advisor for, and distributor of, the Trust Fund (sometimes referred to herein as the "Management Company") received compensation of 0.50% of average net assets, per annum, plus reimbursement of certain expenses; from May 1, 1995 through March 31, 1996, the Management Company received compensation of 0.60% of average net assets, per annum, plus reimbursement of certain expenses. Effective April 1, 1996, the Management Company receives 1.25% of average net assets, per annum, and is responsible for all of the Trust Fund's expenses, without exception.

                             MANAGEMENT OF THE TRUST FUND

    The business affairs of the Trust Fund are overseen by a Board of Trustees currently composed of seven members, four of whom are not "interested persons" as that term is defined in Section 2(a)(19) of the 1940 Act.

COMPENSATION OF TRUSTEES AND OFFICERS

    The Trust Fund does not pay any remuneration directly to any officer or trustee. Prior to April 1, 1996, the Trust Fund's officers and trustees (then called "directors") received indirect remuneration from the Trust Fund through reimbursement paid to the Management Company for the Trust Fund's pro rata share of certain office and other expenses, including salaries, bonuses and Board fees; after this date, such costs have been borne directly by the Management Company. No officer or trustee of the Trust Fund received remuneration in excess of $60,000, either directly or indirectly, from the Trust Fund in 1996.

    Each trustee is paid an attendance fee of $5,000 for each Board meeting attended (the Board of Trustees meets not less than quarterly). In addition, members of the Audit Committee receive a per-meeting fee of $1,000. As of February 14, 1996, the officers and trustees of the Trust Fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares. The following table sets forth the names, ages and business backgrounds of each trustee of the Trust Fund (the Trust Fund has no Executive Officers who are not also Trustees). The address of each trustee is c/o SIFE Trust Fund, 100 North Wiget Lane, Walnut Creek, California 94598. Trustees who are "interested persons" of the Trust Fund are identified by an asterisk following their names.


                                                                              PRINCIPAL OCCUPATION
     NAME, ADDRESS AND AGE AND POSITION HELD                                 DURING PAST FIVE YEARS
     ---------------------------------------                                 ----------------------
Haig G. Mardikian (49)                                     General Partner, George M. Mardikian Enterprises (real estate
Trustee; Chairman of the Board (1)                         investments); Managing Director, The United Broadcasting
                                                           Corporation (radio broadcasting)

Walter S. Newman (75)                                      Owner, WSN Enterprises (real estate consultants); Retired President,
Trustee; Vice-Chairman of the Board (1)                    San Francisco Planning Commission; Retired President, San
                                                           Francisco Redevelopment Agency; Chairman of the Board, National
                                                           Brain Tumor Foundation

Diane Howard Belding (40) *                                Management Company employee, 1992-present; General Partner,
Trustee (2)                                                Howard & Howard Ranch (avocado and lemon ranch), 1983-present;
                                                           Director, Management Company (1982 - present)

Neil L. Diver (59)                                         Chairman, Systems Integrators, Inc., 1995-present; Chairman,
Trustee (1)                                                Ameriwood Industries International Corporation, 1990-present;
                                                           Chairman/President & Co-Founder, Cryopharm Corporation, 1987-
                                                           1996; President & Co-Founder, Exogene Corporation, 1987-1992

Charles W. Froehlich, Jr. (68) *                           Retired Appellate Court Judge; retired Superior Court Judge;
Trustee; Secretary                                         formerly Of Counsel to Peterson, Thelan & Price; principal,
                                                           Froehlich & Peterson Dispute Resolution

John A. Meany (56)                                         President, John's Valley Foods, Inc.; President, John's Town &
Trustee                                                    Country Markets, Inc.; Director, Northern California Grocers
                                                           Association

Bruce W. Woods (44)*                                       President & Chief Executive Officer and Director, Management
Trustee; President & Chief Executive Officer (3)           Company & Trust Fund, July 1996-present; Management Company employee, June 1986-present

------------------------------

(1) On July 14, 1996, Mr. David M. Sacks, a Director of the Trust Fund from 1983 through 1996 and its Chairman since 1988, died. On August 16, 1996, Mr. Mardikian was elected Chairman of the Board to fill the remainder of Mr. Sacks' unexpired term as Chairman, Mr. Newman was elected Vice-Chairman of the Board to fill the remainder of Mr. Mardikian's unexpired term as Vice-Chairman, and Mr. Diver was elected a member of the Board to fill the remainder of Mr. Sacks' unexpired term as a Director.

(2) Ms. Tudisco, a shareholder and a director of the Management Company, declined to stand for re-election in April 1996; Ms. Belding was elected to the Trust Fund's Board on April 1, 1996.

(3) On July 26, 1996, Mr. Sam A. Marchese, President and Chief Executive Officer of the Trust Fund since 1994 retired. On that date, Mr. Woods was elected to fill the remainder of Mr. Marchese's unexpired term as a Director, and was appointed President & Chief Executive Officer of the Trust Fund.

                         INVESTMENT ADVISORY & OTHER SERVICES

INVESTMENT ADVISORY SERVICES

    The Management Company acts as the investment adviser to the Trust Fund, subject to policies established by the Board of Trustees. As investment adviser to the Trust Fund, the Management Company is responsible for the management of the Trust Fund's investment portfolio, as well as the administration of its operations. Basic policy is set and determined by the Board of Directors of the Trust Fund and carried out by the Management Company pursuant to an Investment Advisory Agreement dated as of April 30, 1997 (the "Investment Advisory Agreement"). The Advisory Agreement was last approved by the Board of Trustees (then the Board of Directors), including a majority of the directors who are not "interested persons," as that term is defined in the 1940 Act, at a meeting on February 14, 1997, which approval was ratified by the shareholders of the Trust Fund on April 4, 1997. The Management Company does not act in a similar capacity for any other person or entity.

    The Advisory Agreement is for an initial term of one year, and may be renewed from year to year provided that any such renewal has been approved annually by (i) the majority of the outstanding voting securities of the Trust Fund, or (ii) a majority of the trustees who are neither parties to the Advisory Agreement, nor "interested persons" with respect to the Management Company at a meeting called for the purpose of voting on such matter. The Advisory Agreement also provides that either party has the right to terminate the Advisory Agreement without penalty upon 60 days' written notice to the other party, and that the Advisory Agreement automatically terminates in the event of its assignment.

    Prior to May 1, 1995, the Management Company received compensation of 0.50% of average net assets, per annum, plus reimbursement of certain expenses; from May 1, 1995 through March 31, 1996, SIFE, Inc. received compensation of 0.60% of average net assets, per annum, plus reimbursement of certain expenses.
Effective April 1, 1996, the Management Company receives 1.25% of average net assets, per annum, without any additional reimbursement of expenses. Investment advisory fees are accrued daily and computed and paid monthly on the last business day of each month at the rate of 1/12th of 1.25% of the average net assets of the Trust Fund. This fee is deducted from the Trust Fund on the first business day of the following month. During the past three years the Management Company was paid investment advisory fees of $2,184,928 (1994), $3,039,425
(1995) and $7,607,105 (1996). The amount of expense reimbursement to the Management Company by the Trust Fund during the last fiscal year was $696,880 (from January 1, 1996 through March 31, 1996), which is in addition to the payment set forth above for investment advisory services.

MANAGEMENT AND ADMINISTRATION

    The Management Company manages the Trust Fund's operations, and is solely responsible for all of the costs and expenses of the Trust Fund's operation, including, without limitation, all fees for custodial and transfer agency services, Trustees' fees, legal and auditing fees, tax matters, dividend disbursements, bookkeeping, maintenance of office and equipment, brokerage, expenses of preparing, printing and mailing prospectuses to Investors, and all expenses in connection with reporting to Investors and compliance with governmental agencies. The Management Company has contracted with Boston Financial Data Services for the performance of certain shareholder accounting and transfer agency functions, and is solely responsible for all fees, costs and expenses associated with the performance by Boston Financial Data Services of such functions.

CUSTODY SERVICES

    State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110 ("State Street Bank") acts as the custodian for the assets of the Trust Fund. As such, State Street Bank holds all Trust Fund securities in safekeeping, receives and pays for portfolio securities purchased, delivers and receives payment for portfolio securities sold, and collects all Trust Fund income. The determination of the time, amount, and nature of securities sales and purchases is made by the Management Company, acting under the direction of the Board of Trustees. The custodian has no responsibility and can incur no liability with respect to selection of securities to be sold or purchased or the timing of purchases and sales.

INDEPENDENT ACCOUNTANTS

    Deloitte & Touche LLP, 50 Fremont Street, San Francisco, California 94105, provided auditing services as the Trust Fund's independent certified public accountants for the 1996 fiscal year.

                   BROKERAGE ALLOCATION & PORTFOLIO TURNOVER RATES

    In executing portfolio transactions for securities traded on national securities exchanges or in the over-the-counter market, the Trust Fund endeavors always to obtain the most favorable terms and conditions, taking into account the price of the security and any commissions or discounts applicable to the transaction. The Management Company is responsible for carrying out this policy in its placement of the Trust Fund's investments.

    During the last calendar year, the Trust Fund paid brokerage commissions of $1,598,407 and total purchases and sales of portfolio securities aggregated $1,900,773,494. Portfolio turnover rates for the years 1994, 1995 and 1996 were 25.2%, 93.5% and 140.2%, respectively. The portfolio turnover rate in 1995 and 1996 was relatively high, due to the extremely active market for financial institutions stocks, specifically, and equities, generally, as well as to the substantial portfolio re-configuration undertaken in mid-1995.

    During the last three fiscal years, the Trust Fund has not paid any brokerage commissions to any broker which is an affiliated person of the Trust Fund or the Management Company. Listed below is certain information regarding the Trust Fund's payment of brokerage commissions in portfolio transactions during the last three years:

                                   TOTAL AMOUNT OF       TOTAL SECURITIES
  YEAR      NUMBER OF BROKERS       BROKERAGE PAID      PURCHASED AND SOLD
  ----      -----------------       --------------      ------------------
  1994            78                  $418,962             $229,615,630
  1995            56                  $990,818             $915,869,856
  1996            57                 $1,598,407            $1,900,773,494

                            CALCULATION OF NET ASSET VALUE

    All funds received by the Trust Fund for investment, and all funds reinvested from net investment income and realized capital gains, if any, are accounted for in terms of shares, with the per-share value determined daily by dividing (i) the difference between (a) the total value of the net assets attributable to each class of the Trust Fund's shares on that day and (b) all charges, such as distribution fees, shareholder servicing fees and management fees (each of which is calculated and charged daily), for that class as well as any other appropriate costs or expenses, by (ii) the total number of shares of that class then outstanding. See "Calculation of Net Asset Value" in the Prospectus for additional information concerning the timing and manner of valuation of each class of shares.

    The net asset value ("NAV") of each class of shares is computed on each day on which the New York Stock Exchange is open for trading. No valuation occurs on weekends, customary holiday closings (New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day), or under any emergency circumstances as determined by the Securities and Exchange Commission.

    Equity securities held by the Trust Fund are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded as of the close of business on the day the securities are being valued. Securities for which a closing sale price is not readily available are valued at the closing bid price. Short-term debt securities (held for liquidity purposes) are amortized to maturity based on their cost, and marked-to-market daily. Option positions are marked-to-market based on their nominal, as quoted value.

    The different expenses borne by each class of shares will result in different net asset values and different dividends. The per-share net asset value of the Class A-I shares will be higher than that of the Class A-II shares because of the 0.25% distribution fee applicable to the Class A-II shares. Similarly, the net asset value of the Class A-II shares may be expected to be higher than the net asset value of the Class B and Class C shares because of the higher expenses attributable to those classes. Set forth below is a specimen price mark-up sheet showing the method of computing the offering, redemption or repurchase price for the Class A-I shares1, using as a basis the value of the Trust Fund assets as of December 31, 1996.

ASSETS
    Investments in securities, at market (cost $458,188,046)    $ 679,384,669
    Repurchase Agreement                                          105,874,000
    Cash                                                            1,354,392
    Receivables for:
         Dividends                                                  1,762,937
         Investment securities sold                                   170,500
                                                                -------------
              Total assets                                        788,546,498
                                                                -------------
LIABILITIES
    Payables for:
         SIFE (the "Management Company")                              866,717
         Investment securities purchased                              296,590
                                                                -------------
              Total liabilities                                     1,163,307
                                                                -------------
              Net assets                                        $ 787,383,191
                                                                -------------
                                                                -------------
CLASS I:
    Net asset value per investment unit
         ($769,122,121 DIVIDED BY 158,142,752 units outstanding)        $4.86
                                                                        -----
                                                                        -----
    Maximum offering price per unit (100/95 of $4.86)                   $5.12
                                                                        -----
                                                                        -----
CLASS II:
    Net asset value per investment unit
         ($18,261,070 DIVIDED BY 3,754,743 units outstanding)           $4.86
                                                                        -----
                                                                        -----
    Maximum offering price per unit (100/95 of $4.86)                   $5.12
                                                                        -----
                                                                        -----
------------------------
(1) Class A-II shares were first offered for sale on May 1, 1996. Class B and Class C shares will not be offered for sale until May 1, 1997, or later.

                     UNDERWRITING OF THE TRUST FUND'S SECURITIES

UNDERWRITING SERVICES

    The Management Company acts as principal underwriter for the Trust Fund pursuant to an Underwriting Agreement. The Underwriting Agreement is for an initial term of one year, and may be renewed from year to year provided that any such renewal has been approved annually by (i) the majority of the outstanding voting securities of the Trust Fund, or (ii) a majority of the trustees who are neither parties to the Underwriting Agreement, nor "interested persons" with respect to the Management Company at a meeting called for the purpose of voting on such matter. The Underwriting Agreement also provides that either party has the right to terminate the Underwriting Agreement without penalty upon 60 days' written notice to the other party, and that the Underwriting Agreement automatically terminates in the event of its assignment. The Underwriting Agreement was last approved by the Board of Trustees (then the Board of Directors), including a majority of the directors who are not "interested persons," as that term is defined in the 1940 Act, at a meeting on February 14, 1997, which approval was ratified by the shareholders of the Trust Fund on April 4, 1997.

    During the past three years the Management Company and earned sales commissions for its services as principal underwriter for the Class A-I and Class A-II shares as set forth below.


                    TOTAL SALES       PAID TO INDEPENDENT     PAID TO ITS OWN    NET COMMISSIONS TO
     THEYEAR         COMMISSIONS            AGENTS             SALESPERSONS      MANAGEMENT COMPANY
     1994            $1,725,060             $440,188            $1,184,899             $99,973
     1995            $1,452,138             $376,255            $1,075,083               $(800)
     1996            $2,178,040             $538,437            $1,628,368             $11,235


    The directors of the Management Company, the business addresses for whom are all c/o SIFE, Inc., 100 North Wiget Lane, Walnut Creek, California 94598 are: Diane H. Belding; Charles W. Froehlich, Jr.; Sam A. Marchese; Michael J. Stead; Sharon E. Tudisco; Bruce W. Woods; and John W. Woods. The directors have the following positions with the Management Company: Mr. Bruce W. Woods is Chief Executive Officer and President; Mr. Stead is Portfolio Manager; and Mr. Froehlich is Secretary; Mrs. Tudisco and Mr. John W. Woods are retired. Ms. Belding, Mr. Froehlich and Mr. Bruce W. Woods are also officers and/or directors of the Trust Fund; their other business affiliations are set forth above in "Directors and Officers." Mr. John W. Woods owns 11.56% of the outstanding shares of the Management Company, Mr. Marchese owns 22.22%, Mrs. Tudisco owns 11.11%, Mrs. Belding owns 22.22%, Mr. Froehlich owns 15.67%, and Mr. Bruce W. Woods owns 17.22% of the outstanding shares of the Management Company.

    The following table sets forth all commissions and other compensation received during the Trust Fund's last fiscal year by the Management Company, as principal underwriter for the Trust Fund's securities.


                   (1)                 (2)                 (3)                 (4)                 (5)
                                NET UNDERWRITING     COMPENSATION ON
            NAME OF PRINCIPAL    DISCOUNTS AND        REDEMPTION AND        BROKERAGE            OTHER
               UNDERWRITER         COMMISSIONS         REPURCHASES         COMMISSIONS       COMPENSATION
               -----------         -----------         -----------         -----------       ------------
                 SIFE               $11,235               -0-                 -0-                 -0-


DISTRIBUTION PLANS

    As described in the Prospectus, the Trust Fund has adopted a separate Plan of Distribution pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (individually, a "Plan") for each of the Class A-II, Class B and Class C shares. The terms and conditions of each such Plan provide that each such Class is authorized to spend certain sums (0.25% of average daily net assets, in the case of the Class A-II shares, and 0.75% of average daily net assets, in the case of the Class B and Class C shares) on activities primarily intended to support the distribution and sale of such shares. The Class B Plan and Class C Plan also provide that each such Class is authorized to spend an additional 0.25% of average daily net assets for services relating to the servicing of shareholders' accounts.

    Under each Plan, the distribution (and, in the case of the Class B and Class C shares, the servicing) fees are designed to compensate the Management Company for expenses incurred, and services rendered and facilities provided, in connection with the distribution of shares and the servicing of shareholder accounts. Such expenses and services include, but are not necessarily limited to, the payment of trail commissions and other payments to broker/dealers, financial institutions and others who sell shares and/or service shareholder accounts. It should be noted that the distribution and servicing fees are payable to the Management Company even if the amount paid exceeds the Management Company's actual expenses of providing such services.

    As required by Rule 12b-1, each Plan has been approved by the Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Trust Fund and who have no direct or indirect financial interest in the operation of the Plan, in each case pursuant to a finding that the Plan was in the best interests of the shareholders of the respective class of shares. The officers and Trustees who are "interested persons" of the Trust Fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Management Company. Potential benefits of each Plan to the Trust Fund include improved investor services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management and investment advisor organization. Payments under each Plan are reviewed quarterly, and each Plan must be renewed annually by the Board of Trustees.

    Each Plan requires that, at least quarterly, the Audit Committee of the Board of Trustees must review a written report prepared by the Chief Financial Officer of the Trust Fund enumerating the amounts spent by each class pursuant to its Plan and the purposes therefor. Each Plan further requires that, for so long as each such Plan is in effect, the nomination and selection of those Trustees who are not "interested persons" of the Trust Fund is committed to the exclusive discretion of the other Trustees who are not "interested persons" of the Trust Fund.

                      ADDITIONAL FEDERAL INCOME TAX INFORMATION

    The Trust Fund has qualified and elected, and intends to continue to qualify, to be treated as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Trust Fund's policy is to distribute to its Investors all of its investment company taxable income and any net realized capital gains for each year in a manner that complies with the distribution requirements of the Code, so that the Trust Fund will not be subject to any federal income or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Trust Fund.

    To qualify as a RIC, the Trust Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options) derived with respect to the business of investing in stock, securities or currency, (b) derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs), or in two or more issuers which the Trust Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. As such, and by complying with the applicable provisions of the Code, the Trust Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Trust Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

    Distributions of net investment income and net realized capital gains by the Trust Fund will be taxable to Investors whether made in cash or reinvested by the Trust Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Investors receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Trust Fund on the reinvestment date. Trust Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

    The Trust Fund or the securities dealer effecting a redemption of the Trust Fund's shares by an Investor generally will be required to file information reports with the Internal Revenue Service (the "IRS") with respect to distributions and payments made to the Investor. In addition, the Trust Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt Investors who have not furnished their correct taxpayer identification numbers and certain required certifications on the Account Application Form or with respect to which the Trust Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

    The Trust Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of a 4% nondeductible federal excise tax based on net income, the Trust Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from previous calendar years.

    The Trust Fund will receive dividend distributions from U.S. corporations. To the extent that the Trust Fund receives such dividends and distributes them to Investors, and meets certain other requirements of the Code, corporate Investors in the Trust Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

    The Trust Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. Foreign corporations in which the Trust Fund invests may be treated as "passive foreign investment companies" ("PFICs") under the Code. Part of the income and gains that the Trust Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Trust Fund level. In some cases, the Trust Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Trust Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Trust Fund may incur the PFIC tax in some instances.

    Investing in options contracts involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Trust Fund. Income from transactions in options derived by the Trust Fund with respect to its business of investing in securities will qualify as permissible income under Subchapter M of the Code. Any security, option, or other position entered into or held by the Trust Fund that substantially diminishes the Trust Fund's risk of loss from any other position held by the Trust Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Trust Fund's gains and losses with respect to straddle positions (including rules that may result in gain being treated as short-term capital gain rather than long-term capital gain).

    Redemptions and exchanges of shares of the Trust Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the Investor's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. In addition, the sales charge savings that may be available for reinvesting amounts from previous redemptions will, in certain circumstances, increase the amount of the gain (or reduce the amount of the loss) from those redemptions. Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund.

    The foregoing and the related discussion in the Prospectus are only a summary of some of the important federal income tax considerations generally affecting the Trust Fund and its Investors, and is only accurate as of the date of this Statement of Additional Information. The law firm of Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. No attempt is made to present a detailed explanation of the federal income tax treatment of the Trust Fund or its Investors, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Trust Fund are urged to consult their tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund , and with specific reference to their own tax situation.

INDEPENDENT AUDITORS' REPORT


To the Investors and Board of Directors
  of SIFE Trust Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of SIFE Trust Fund as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the year ended December 31, 1996, and the financial highlights for the year ended December 31, 1996 for Class I units and for the period from May 1, 1996 (commencement of operations) through December 31, 1996 for Class II units. These financial statements and financial highlights are the responsibility of the Trust Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1995 and financial highlights of the Class I units for the years ended December 31, 1992 through 1995 were audited by other auditors whose report dated January 30, 1996 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of SIFE Trust Fund at December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


/s/ DELOITTE & TOUCHE LLP
-------------------------


San Francisco, California
February 5, 1997

SIFE TRUST FUND


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
  Investments in securities, at market (cost $458,188,046)        $ 679,384,669
  Repurchase agreement                                              105,874,000
  Cash                                                                1,354,392
  Receivables for:
    Dividends                                                         1,762,937
    Investment securities sold                                          170,500
                                                                  -------------

           Total assets                                             788,546,498
                                                                  -------------

LIABILITIES:
  Payables for:
    SIFE (the "Management Company")                                     866,717
    Investment securities purchased                                     296,590
                                                                  -------------

           Total liabilities                                          1,163,307
                                                                  -------------

NET ASSETS                                                        $ 787,383,191
                                                                  -------------
                                                                  -------------


CLASS I:

  Net asset value per investment unit
    ($769,122,121 divided by 158,142,752 units outstanding)       $        4.86
                                                                  -------------
                                                                  -------------

  Maximum offering price per unit (100/95 of $4.86)               $        5.12
                                                                  -------------
                                                                  -------------

CLASS II:

  Net asset value per investment unit
    ($18,261,070 divided by 3,754,743 units outstanding)          $        4.86
                                                                  -------------
                                                                  -------------

  Maximum offering price per unit (100/95 of $4.86)               $        5.12
                                                                  -------------
                                                                  -------------


See Notes to Financial Statements.

SIFE TRUST FUND
INVESTMENT PORTFOLIO
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                        NUMBER
                                                          OF          MARKET
                                                        SHARES        VALUE
COMMON STOCKS:  86.3%
  BANKS:  66.9%
    Ambanc Corp.                                         5,000     $    142,500
    Amcore Financial, Inc.                              43,100        1,152,925
    Bank of Boston Corp.                               400,000       25,700,000
    Bank of New York Co., Inc.                         650,000       21,937,500
    Bankers Trust New York Corp.                       275,000       23,718,750
    Barnett Banks, Inc.                                360,000       14,805,000
    Boatmen's Bancshares, Inc.                         150,000        9,675,000
    Chase Manhattan Corp.                              383,000       34,230,625
    Chittenden Corp.                                    88,125        2,103,984
    Citicorp                                           345,000       35,535,000
    City National Corp.                                100,000        2,162,500
    Colonial BancGroup, Inc.                            73,400        2,936,000
    Comerica, Inc.                                     204,600       10,715,925
    Community First Bankshares, Inc.                   224,713        6,179,594
    Compass Bancshares, Inc.                           301,500       11,984,625
    Corestates Financial Corp.                         150,000        7,781,250
    Crestar Financial Corp.                            200,000       14,875,000
    CU Bancorp                                         173,400        2,015,775
    Cullen Frost Bankers, Inc.                         138,400        4,601,800
    First American Corp. of Tennessee                  100,000        5,762,500
    First Bank System, Inc.                            150,000       10,237,500
    First Chicago Corp.                                336,000       18,060,000
    First Commerce Corp                                196,000        7,619,500
    First Empire State Corp.                            33,000        9,504,000
    First Hawaiian, Inc.                                74,800        2,618,000
    First Tennessee National Corp.                     408,400       15,315,000
    George Mason Bankshares, Inc.                      108,585        2,470,309
    Hibernia Corp.                                     300,000        3,975,000
    Imperial Bancorp*                                  275,400        6,609,600
    Independent Bank Corp. MA                          582,500        6,116,250
    Mark Twain Bancshares, Inc.                         60,000        2,925,000
    Mellon Bank Corp.                                  115,000        8,165,000
    Mercantile Bancorporation, Inc.                    200,000       10,275,000
    Morgan, J.P. & Co., Inc.                           390,000       38,073,750
    National City Corp.                                500,000       22,437,500
    NationsBank Corp.                                   20,307        1,984,982
    Northern Trust Corp.                               135,800        4,939,725
    Norwest Corp.                                      225,000        9,787,518
    Old Kent Financial Corp.                             3,200          152,800
See Notes to Financial Statements.                                   (Continued)
                                         B-17

SIFE TRUST FUND
INVESTMENT PORTFOLIO
DECEMBER 31, 1996                                        NUMBER       MARKET
                                                        OF SHARES     VALUE

    PNC Financial Corp.                                  250,000   $  9,406,250
    Regions Financial Corp.                               60,000      3,101,250
    Republic New York Corp.                              312,500     25,507,813
    SouthTrust Corp.                                     172,200      6,005,475
    Southern National Corp.                              125,000      4,531,250
    State Street Boston Corp.                            210,000     13,571,250
    Sterling Bancshares, Inc. (TX)                       145,000      2,736,875
    Summit Bancorp                                       148,500      6,496,875
    Summit Bancshares, Inc. Texas                        150,000      3,375,000
    Union Planters Corp.                                 300,000     11,700,000
    U.S. Bancorp of Oregon                               100,000      4,493,750
    Ventura County National Bancorp*                      85,000        456,875
    Wachovia Corp.                                       200,000     11,300,000
    Westamerica Bancorporation                            90,000      5,197,500
                                                                   ------------

                                                                    527,162,850
                                                                   ------------

  THRIFTS:  1.1%
    Charter One Financial, Inc.                          127,050      5,336,100
    North Side Savings Bank                               24,000      1,308,000
    Virginia First Financial Corp.                       162,500      2,071,875
                                                                   ------------

                                                                      8,715,975
                                                                   ------------
  CONSUMER FINANCIAL SERVICES:  2.8%
    AFLAC, Inc.                                          100,000      4,275,000
    Capital One Financial Corp.                           65,000      2,340,000
    Federal National Mortgage Association                300,000     11,325,000
    Green Tree Financial                                 100,000      3,862,500
                                                                   ------------

                                                                     21,802,500
                                                                   ------------
  BROKERAGES: 4.6%
    Alex Brown, Inc.                                      50,000      3,625,000
    Dean Witter Discover & Co.                            50,000      3,312,500
    Edwards, A. G., Inc.                                 100,000      3,362,500
    Inter Regional Financial Group, Inc.                 105,000      3,701,250
    Legg Mason, Inc.                                      80,000      3,080,000
    Lehman Brothers Holding, Inc.                        100,000      3,137,500
    McDonald & Co.                                        76,200      2,647,950
    Morgan Keegan, Inc.                                  157,400      2,695,475
    Paine Webber Group, Inc.                             125,000      3,515,625
    Raymond James Financial, Inc.                        134,300      4,045,788
    Schwab, Charles Corp.                                100,000      3,200,000
                                                                   ------------

                                                                     36,323,588
                                                                   ------------
See Notes to Financial Statements.                                   (Continued)

SIFE TRUST FUND
INVESTMENT PORTFOLIO
DECEMBER 31, 1996                                        NUMBER        MARKET
                                                       OF SHARES       VALUE
--------------------------------------------------------------------------------

TECHNOLOGY:  0.8%
    Andrew Corp.*                                         12,100    $   642,056
    Intel Corp.                                           30,000      3,928,125
    Microsoft                                             17,000      1,404,625
                                                                    -----------

                                                                      5,974,806
                                                                    -----------

  PHARMACEUTICALS AND HEALTHCARE:  3.4%
    Abbott Laboratories                                  140,000      7,105,000
    Johnson & Johnson                                    150,000      7,462,500
    Pfizer, Inc.                                          73,700      6,117,100
    Schering Plough Corp.                                 95,100      6,157,725
                                                                    -----------

                                                                     26,842,325
                                                                    -----------

  CONSUMER NON-DURABLE PRODUCTS:  6.7%
    Airgas, Inc.*                                        390,000      8,580,000
    Cabletron Systems, Inc.*                             122,400      4,069,800
    Disney, Walt Co.                                     100,000      6,975,000
    DollarGeneral Corp.                                  130,000      4,160,000
    Elf Aquitane                                          20,000        905,000
    Gillette Co.                                         100,000      7,775,000
    Harley-Davidson, Inc.                                117,900      5,511,825
    Proctor & Gamble Co.                                  50,000      5,381,250
    Reuters Holdings Plc                                  11,500        879,750
    Sealed Air Corp.*                                    200,000      8,325,000
                                                                    -----------

                                                                     52,562,625
                                                                    -----------

       TOTAL COMMON STOCKS (COST $458,188,046)                      679,384,669
                                                                    -----------

REPURCHASE AGREEMENT:  13.4%
  State Street Bank and Trust Company, 4.9%, due 01/02/97,
  Collateral: U.S. government obligations, market value of $107,995,500
                                                                    105,874,000
                                                                    -----------

       TOTAL INVESTMENTS (COST $564,062,046): 99.7%                 785,258,669

OTHER ASSETS LESS LIABILITIES, NET:  0.3%                             2,124,522
                                                                    -----------

NET ASSETS:  100%                                                  $787,383,191
                                                                    -----------
                                                                    -----------

                                                                     (Concluded)
*Non-income producing

See Notes to Financial Statements.

SIFE TRUST FUND

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                               $    16,726,463
    Interest                                                      4,267,833
    Securities lending                                               73,799
    Miscellaneous                                                    56,684
                                                              ---------------

           Total investment income                               21,124,779
                                                              ---------------

EXPENSES:
  Management fees                                                 6,637,453
  Investment advisory fees                                          969,652
  Officers' and administrative salaries                             219,266
  Accounting and administrative services                            109,283
  Office supplies and expenses                                      121,900
  Directors' fees                                                    75,000
  Legal and auditing fees and expenses                               73,285
  Trustee's fee                                                      40,856
  Other operating expenses                                           57,290
  Distribution fee - Class II                                        12,925
                                                              ---------------

           Total expenses                                         8,316,910
                                                              ---------------

           Net investment income                                 12,807,869
                                                              ---------------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain                                             116,859,030
  Loss on expiration of option contracts                            (84,118)
  Net increase in unrealized appreciation                        39,853,498
                                                              ---------------

         Net gain on investments                                156,628,410
                                                              ---------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $   169,436,279
                                                              ---------------
                                                              ---------------


See Notes to Financial Statements.

SIFE TRUST FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31,



---------------------------------------------------------------------------------------------------


                                                                                1996           1995
INCREASE IN NET ASSETS:
  Operations:
    Net investment income                                              $  12,807,869  $  11,580,866
    Net realized gain from investment transactions                       116,774,912    102,916,571
    Net increase in unrealized appreciation of investments                39,853,498     88,509,822
                                                                        ------------   ------------

           Net increase in net assets resulting from operations          169,436,279    203,007,259
                                                                        ------------   ------------
  Distributions paid to investors:
    From net investment income:
      Class I                                                            (12,534,678)   (11,818,969)
      Class II                                                              (139,373)             -
    From net realized gain on investments:
      Class I                                                           (122,196,058)   (74,755,496)
      Class II                                                            (2,364,853)             -
                                                                        ------------   ------------

           Total distributions                                          (137,234,962)   (86,574,465)
                                                                        ------------   ------------
  Participating agreement transactions:
    Proceeds from investor purchases:
      Class I                                                             55,568,657     47,981,061
      Class II                                                            17,188,608              -
    Proceeds from reinvestment of distributions from net investment income and net realized gain on investments:
      Class I                                                            134,730,736     86,574,465
      Class II                                                             2,504,226              -
    Cost of units repurchased from investors:
      Class I                                                            (68,443,396)   (47,030,017)
      Class II                                                              (514,559)             -
                                                                        ------------   ------------

            Net increase in net assets resulting from
               participating agreement transactions                      141,034,272     87,525,509
                                                                        ------------   ------------

            Total increase in net assets                                 173,235,589    203,958,303

NET ASSETS:
  Beginning of year                                                      614,147,602    410,189,299
                                                                        ------------   ------------

  End of year                                                          $ 787,383,191  $ 614,147,602
                                                                        ------------   ------------
                                                                        ------------   ------------
NET ASSETS CONSIST OF:
  Units of beneficial interests                                        $ 545,199,343  $ 404,165,071
  Undistributed (over-distributed) net investment income                      48,306        (85,512)
  Undistributed net realized gain on sale of
    investment securities, net of disallowed loss from wash sales         20,938,919     28,724,918
  Unrealized appreciation of investments securities                      221,196,623    181,343,125
                                                                        ------------   ------------

TOTAL                                                                  $ 787,383,191  $ 614,147,602
                                                                        ------------   ------------
                                                                        ------------   ------------
See Notes to Financial Statements.


                                         B-21

SIFE TRUST FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

    SIFE Trust Fund (the "Trust Fund") is an open-ended, diversified investment company offering redeemable securities represented by "Participating Agreements" to the public at a price equal to the net asset value per investment "unit." The Trust Fund is organized under the laws of the State of California as a trust, with State Street Bank and Trust Company (the "Trustee") as Trustee. The Trust Fund is registered under the Investment Company Act of 1940, as amended.

    All funds received by the Trustee for investment and all reinvestment of distributions from net investment income and realized capital gains, if any, are accounted for by the Trustee in terms of investment units. The number of units allocated to the initial investments in the Trust Fund was determined by allocating one unit for each dollar of investment. Since then, the value of investment units (for purposes of new investments, reinvestment of distributions from net investment income and realized capital gains, as well as redemptions) has been determined by dividing the total value of the net assets of the Trust Fund on any given day by the total number of units then outstanding.

    The Trust Fund offers two classes of investment units, Class I and Class
    II. Class I units are offered to accounts existing on or prior to April 30, 1996. Class I units are also available to directors, employees and registered representatives of the Management Company and the Trust Fund, as well as to broker-dealers and immediate family members of any of the foregoing. The offering of Class II units began May 1, 1996. Class II units are similar in all respects to Class I units, except that Class II units are subject to a charge against fund assets that is used to pay certain distribution expenses, in accordance with Rule 12b-1 under the Investment Company Act of 1940. Realized and unrealized gains or losses and investment income, net of management fees, are allocated daily to each class of investment units based upon the relative proportion of net assets of each class.

    The following summarizes the significant accounting policies consistently followed by the Trust Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

    SECURITIES VALUATIONS - Securities which are listed on a national stock exchange are valued at the closing price on the stock exchange on which they are primarily traded; if there has been no daily trading in a listed security, that security is valued at the last available closing price; securities which are traded over-the-counter and for which closing prices are readily available (such as NASDAQ) are valued at the closing price; other securities which are traded over-the-counter but for which closing prices are not readily available are valued at the closing bid price. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value. Temporary investments in repurchase agreements are valued at cost.

    SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains or losses on security transactions are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned on settlement date and is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

    DISTRIBUTIONS TO INVESTORS - Dividends to investors are recorded on the ex-dividend date. Net investment income and net realized gain from options are distributed proportionately to each investor's account as of the last business day in February, May, August and December. Realized gains, net of losses, from securities held for more than one year are distributed annually as of the last business day in November. Realized gains, net of losses, from securities held for less than one year are distributed annually as of the last business day in December.

    INCOME TAXES - The Trust Fund's policy is to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to its investors. Therefore, no provision for federal income taxes is recorded in the financial statements.

    COVERED CALL AND PUT OPTIONS - The Trust Fund may write covered call options on securities held by the Trust Fund for non-speculative or hedging purposes, may write covered put options on securities for the same purposes, and may enter into closing purchase transactions with respect to such options. Options written by the Trust Fund normally will have expiration dates between three and nine months from the date written.

    All call and put options written by the Trust Fund must be "covered." A call option will be considered covered if the Trust Fund, so long as it remains obligated as a writer, owns the securities underlying the options. A put option will be covered if the Trust Fund, so long as it remains obligated as a writer, maintains in a segregated account held by the Trustee under the Trust Agreement, cash, U.S. Treasury Bills or high-grade short-term debt securities in an amount equal to or greater than the exercise price of the put option.

    The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. When the Trust Fund writes an option, an amount equal to the premium received by the Trust Fund is recorded as an asset and equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price or in the absence of a sale, the mean between the last bid and asked prices on that day. If a written option expires on the stipulated expiration date or if the Trust Fund enters into a closing purchase transaction, the Trust Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Trust Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost basis of the underlying security is reduced by the premium originally received.

    REPURCHASE AGREEMENTS - The Trust Fund may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Trustee until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

    ESTIMATES AND ASSUMPTIONS - The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  AFFILIATED PARTY TRANSACTIONS - AGREEMENTS WITH SIFE (THE "MANAGEMENT
    COMPANY")

    State Street Bank and Trust Company as Trustee for the Trust Fund has the following responsibilities: (a) custodian of the assets, (b) transfer agent and (c) service provider to existing investors. Through a series of agreements among the Trust Fund, Trustee and the Management Company, the Trustee has transferred certain responsibilities to the Management Company. The following is a summary of the agreements:

    TRANSFER AGENCY AGREEMENT AND ADMINISTRATIVE SERVICES AGREEMENT - The Trust Fund, pursuant to a transfer agency agreement with the Management Company and as delegated to the Management Company by the Trust Fund's Board of Directors, has authorized the Management Company to act as the Trust Fund's transfer agent, to service existing investors, and to perform all accounting duties. Effective April 1, 1996, all expenses related to the operation of the Trust Fund are now the responsibility of the Management Company (see "Investment Advisory Agreement" below). Under the previous terms, certain Trust Fund expenses were paid by the Management Company and reimbursed by the Trust Fund monthly. During the three month period ended March 31, 1996, the Management Company was reimbursed $696,880 for such services and reimbursement of expenses.

    INVESTMENT ADVISORY AGREEMENT - The Trust Fund has entered into an investment advisory agreement with the Management Company, which was amended on April 1, 1996. The amendment to the Investment Advisory Agreement was approved by the Trust Fund's investors at the investors' annual meeting held on April 1, 1996. Under the previous terms, the Trust Fund paid an investment advisory fee to the Management Company at a monthly rate of 1/20 of 1% of the net assets of the Trust Fund as of the close of each month. During the three month period ended March 31,1996, investment advisory fees paid by the Trust Fund totaled $969,652.

    Under the terms of the Investment Advisory Agreement and the Restated Trust Agreement, as amended, the Management Company provides investment advice, a broad range of administrative, regulatory and other services for the Trust Fund and the investors, and receives an all-inclusive management fee of 1.25% of average daily net assets, per annum. The all-inclusive management fee eliminates the expense reimbursement feature mentioned above. During the nine month period ended December 31, 1996, management fees paid by the Trust Fund totaled $6,637,453.

    DISTRIBUTION PLAN AND UNDERWRITING AGREEMENT - Under the terms of a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, which became effective for Class II units on May 1, 1996, the Trust Fund will reimburse the Management Company in an amount equal to 0.25% per annum of the average daily net assets of the Class II units for costs incurred in the promotion, offering and marketing of the Class II units. Fees incurred by the Trust Fund under the distribution plan totaled $12,925 for the eight month period ended December 31, 1996.

    In its capacity as principal underwriter for the Trust Fund, the Management Company receives commissions of 2.5% to 5.0% on sales of the Trust Fund's Class I and Class II units. No sales charge is assessed on purchases of $1,000,000 or more, purchases by directors, employees and registered representatives of the Management Company and the Trust Fund, as well as broker-dealers and immediate family members of any of the foregoing. All sales and distribution costs are incurred and paid by the Management Company. Commissions are deducted from the gross proceeds received from the sale of investment units, and as such are not expenses of the Trust Fund. Commissions retained by the Management Company totaled $2,178,040 for the year ended December 31, 1996.

    Certain officers and directors of the Trust Fund are also officers and directors of the Management Company. On December 31, 1996, the Management Company owned 483,512 Class I units of the Trust Fund.

3.  UNREALIZED APPRECIATION OF INVESTMENTS

    On December 31, 1996, the net unrealized appreciation for all securities was as follows:

    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost        $ 222,145,865
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value             (949,242)
                                                                --------------
    Net unrealized appreciation                                 $ 221,196,623
                                                                --------------
                                                                --------------

    The tax cost basis used in the above calculation is the same as that used for financial statement purposes.

4.  PARTICIPATING AGREEMENT TRANSACTIONS
    (MEASURED IN INVESTMENT UNITS)

    CLASS I - Transactions in participating agreements for the years ended December 31, 1996 and 1995 were as follows:

                                        UNITS                         AMOUNT
                              -------------------------------------------------------
                                 1996           1995           1996           1995

Sold to investors            11,408,711     10,673,280    $55,568,657    $47,981,061
Issued as reinvestment of
  distributions              26,405,051     18,821,723    134,730,736     86,574,465
Repurchased from investors  (13,793,626)   (10,768,712)   (68,443,396)   (47,030,017)
                            -----------    -----------    -----------    -----------
Net change                   24,020,136     18,726,291   $121,855,997    $87,525,509
                            -----------    -----------    -----------    -----------
                            -----------    -----------    -----------    -----------



CLASS II - Transactions in participating agreements for the period May 1, 1996 (commencement of operations) to December 31, 1996 were as follows:
                                                               1996
                                                 ------------------------------
                                                      UNITS         AMOUNTS

Sold to investors                                  3,363,648      $17,188,608
Issued as reinvestment of distributions              491,508        2,504,226
Repurchased from investors                          (100,413)        (514,559)
                                                 ------------   --------------
Net change                                         3,754,743    $  19,178,275
                                                 ------------   --------------
                                                 ------------   --------------

5.  SECURITIES LENDING

    The Trust Fund, pursuant to an agency agreement with the Trustee, authorized the Trustee to lend securities to certain brokers for a negotiated lenders' fee. These fees amounted to $73,799 for the year ended December 31, 1996.

    The Trust Fund receives collateral against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of the loan agreement. As of December 31, 1996, there were securities on loan having a value of $14,475,060.

6.  PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities, other than U.S. Treasury obligations, were $951,964,999 and $948,808,495, respectively for the year ended December 31, 1996. Purchases and sales of U.S. Treasury obligations were $124,231,983 and $179,782,033, respectively for the year ended December 31, 1996.

7.  CONCENTRATION OF CREDIT RISK

    On December 31, 1996, approximately $535,878,825 (68.1% of net assets) of the Trust Fund's investments were in equities of banks and thrifts.

8.  FINANCIAL INSTRUMENTS

    The Trust Fund may trade in financial instruments with off-balance sheet risk during the normal course of investing activities to assist in managing exposure to various market risks. These financial instruments include written covered call and put options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Trust Fund as of December 31, 1996.

                                        ******
                                         B-26

SIFE TRUST FUND

FINANCIAL HIGHLIGHTS
YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------

                                                                                  CLASS I                           CLASS II
                                                                 ---------------------------------------------      --------
                                                                 1996      1995      1994      1993      1992        1996**
PER UNIT DATA
    (For one unit outstanding throughout each period):

  Net asset value, beginning of period                          $4.58     $3.55     $3.83     $3.68     $2.90         $4.73
                                                              -------    ------    ------    ------    ------        ------
  Income from investment operations:
     Net investment income                                       0.09      0.10      0.09      0.07      0.06          0.07
     Net realized and unrealized gain (loss) on investments      1.16      1.68     (0.13)     0.29      0.92          1.01
                                                              -------    ------    ------    ------    ------        ------
        Total from investment operations
  Less distributions to investors                                1.25      1.78     (0.04)     0.36      0.98          1.08
                                                              -------    ------    ------    ------    ------        ------
    Dividends from net investment income                        (0.09)    (0.10)    (0.09)    (0.07)    (0.06)        (0.07)
    Distributions from capital gains                            (0.88)    (0.65)    (0.15)    (0.14)    (0.14)        (0.88)
                                                              -------    ------    ------    ------    ------        ------
        Total distributions                                     (0.97)    (0.75)    (0.24)    (0.21)    (0.20)        (0.95)
                                                              -------    ------    ------    ------    ------        ------
Net asset value, end of period                                  $4.86     $4.58     $3.55     $3.83     $3.68         $4.86
                                                              -------    ------    ------    ------    ------        ------
                                                              -------    ------    ------    ------    ------        ------
TOTAL RETURN ***                                                 27.4%     49.9%     (1.5)%     9.3%     33.9%         22.8%
                                                              -------    ------    ------    ------    ------        ------
                                                              -------    ------    ------    ------    ------        ------


RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)                  $   769    $  614    $  410    $  414    $  345        $   18
                                                         -------    ------    ------    ------    ------        ------
                                                         -------    ------    ------    ------    ------        ------

Ratios to average net assets:
  Expenses                                                  1.20%     1.03%     0.94%     1.02%     0.99%       1.48%
                                                         -------    ------    ------    ------    ------      ------
                                                         -------    ------    ------    ------    ------      ------

  Net investment income                                     1.82%     2.25%     2.27%     1.69%     1.73%       1.77%
                                                         -------    ------    ------    ------    ------      ------
                                                         -------    ------    ------    ------    ------      ------

Portfolio turnover rate                                   140.20%     93.5%     25.2%     28.7%     33.4%      95.76%
                                                         -------    ------    ------    ------    ------      ------
                                                         -------    ------    ------    ------    ------      ------

Average commission rate*                                 $  0.03       n/a       n/a       n/a       n/a      $ 0.03
                                                         -------                                              ------
                                                         -------                                              ------




    * Average commission rate is calculated for the period beginning on or after January 1, 1996.
   ** For the period May 1, 1996 (commencement of operations) to December 31,
                    1996.
  ***Sales loads are not reflected in total return.

See Notes to Financial Statements
                                         B-27

                                        PART C
                                  OTHER INFORMATION

ITEM 24.            FINANCIAL STATEMENTS AND EXHIBITS

        (a)  FINANCIAL STATEMENTS:

        Financial statements filed in Part A of Registration Statement:

           Financial Highlights for years ended December 31, 1987 through 1996.

        Financial statements filed in Part B of Registration Statement:

        1.   Report of Independent Certified Public Accountants
        2.   Statement of Assets and Liabilities as of December 31, 1996
        3.   Statement of Operations for the year ended December 31, 1996
        4. Statement of Changes in Net Assets for the years ended December 31, 1992 and December 31, 1995
        5.   Investment Portfolio as of December 31, 1996
        6.   Notes to Financial Statements as of December 31, 1996
        7.   Financial Highlights for years ended December 31, 1992 through 1996

        (b)  EXHIBITS FILED IN PART C OF THE REGISTRATION STATEMENT:

        EXHIBIT
        NUMBER

        1.   Copy of Registrant's Trust Agreement as currently in effect:
             a.   Copy of Trust Agreement recompiled as of May 1, 1976(1)
             b.   Copy of Appointment of Successor Trustee(2)
             c.   Copy of Certificate of Successor Trustee(2)
             d.   Copy of Restated Trust Agreement recompiled as of May 2,
                       1986(4)
             e.   Copy of Amendment to Restated Trust Agreement dated April 1,
                            1987(4)
             f.   Copy of Amendment to Restated Trust Agreement dated April
                            2,1990(5)
             g.   Copy of Amendment to Restated Trust Agreement dated April
                            1,1991(6)
             h.   Copy of Amendment to Restated Trust Agreement dated February
                            24, 1993(7)
             i.   Copy of Amendment to Restated Trust Agreement dated April
                            1,1993(7)
             j.   Copy of Amendment to Restated Trust Agreement dated April
                            4,1994(8)
             k.   Copy of Amendment to Restated Trust Agreement dated April
                            3,1995(9)
             l.   Copy of Amendment to Restated Trust Agreement dated April 1,
                            1996(10)
             m.   Copy of Agreement between SIFE, Inc. and State Street Bank and
                            Trust Company reappointment of successor
                            trustee (11)
             n.   Copy of Agreement and Declaration of Trust, dated February 28,
                            1997
             o.   Copy of Certificate of Trust
        2.   By-laws of SIFE Trust Fund, a Delaware Business Trust
        3.   Inapplicable
        4.   Sample of Participating Agreement Certificate(3)
        5.   Copy of Investment Advisory Agreement dated April 3, 1972(1)
             a.   Copy of Amendment to Investment Advisory Agreement dated
                            April 3, 1995(9)
             b.   Copy of Amendment to Investment Advisory Agreement dated
                            April 1, 1996(10)
             c.   Assignment Agreement with respect to Investment Advisory
                            Agreement, dated as of April 30, 1997
        6.   Copy of Underwriting Agreement dated April 3, 1972(1)
             a.   Copy of Amendment to Underwriting Agreement dated April 1,
                            1974(1)
             b.   Copy of Amendment to Underwriting Agreement dated April 1,
                            1976(1)
             c.   Copy of Amendment to Underwriting Agreement dated April 1,
                            1985(3)

             d.   Copy of Amendment to Underwriting Agreement dated April 2,
                            1990(5)
             e.   Copy of Amendment to Underwriting Agreement dated February 24
                            1993(7)
             f.   Copy of Amendment to Underwriting Agreement dated April 1,
                            1993(7)
             g.   Copy of Amendment to Underwriting Agreement dated April 4,
                            1994(8)
             h.   Copy of Amendment to Underwriting Agreement dated as of
                            February 1, 1995, effective April 1, 1995(9)
             i.   Copy of Amendment to Underwriting Agreement dated April 1,
                            1996(10)
             j.   Copy of Underwriting Agreement, dated as of April 30, 1997
         7.   Inapplicable
         8.   a. Custodian Contract between SIFE Trust Fund and State Street
                            Bank & Trust Co. (11)
              b. Retirement Plans Service Contract among SIFE, Inc., SIFE Trust
                            Fund and State Street Bank & Trust Co. (11)
              c. Assignment & Assumption Agreement
         9.   Inapplicable
         10.  Opinion and Consent of Counsel
         11.  Consent of Independent Accountants
              a.   Consent of Deloitte & Touche LLP
              b.   Consent of Timpson Garcia
         12.  Inapplicable
         13.  Inapplicable
         14.  Copies of Model Plans Used in the Establishment of Retirement
                            Plans:
              a.   Copy of Registrant's Individual Retirement Account Disclosure
                            Statement(5)
              b.   Copy of Registrant's 403(b)(7) Plan Description (11)
              c.   Copy of State Street Bank and Trust Company's 403(b) Account
                            Package (11)
              d.   Copy of provisions governing State Street Bank and Trust
                            Company's IRA accounts (11)
         15.  Copies of Rule 12b-1 Plans
              a.   Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for
                            Class A-II Shares (10)
              b.   Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for
                            Class B Shares
              c.   Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for
                            Class C Shares
         16.  Schedule of Performance Advertising Quotations
         17.  Financial Data Schedules(12)
         18.  Other Exhibits:
              a.   Power of Attorney
              b.   Rule 18f-3 Plan (11)
              c.   Restated Rule 18f-3 Plan
              d.   Agreement and Plan of Reorganization (13)

----------------------
(1) Filed March 31, 1980, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 23 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 2, File No. 2-17277, and incorporated herein by reference.
(2) Filed April 27, 1981, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 24 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 3, File No. 2-17277, and incorporated herein by reference.
(3) Filed February 28, 1986, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 29 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 8, File No. 2-17277, and incorporated herein by reference.
(4) Filed April 17, 1987, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 30 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 9, File No. 2-17277, and incorporated herein by reference.
(5) Filed February 26, 1990, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 33 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 12, File No. 2-17277, and incorporated herein by reference.
(6) Filed February 26, 1991, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 34 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 13, File No. 2-17277, and incorporated herein by reference.

(7) Filed February 26, 1993, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 36 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 15, File No. 2-17277, and incorporated herein by reference.
(8) Filed February 25, 1994, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 37 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 16, File No. 2-17277, and incorporated herein by reference.
(9) Filed February 24, 1995, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 38 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 17, File No. 2-17277, and incorporated herein by reference.
(10) Filed February 23, 1996, as an exhibit to Registrant's Definitive Proxy Statement under Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(11) Filed April 19, 1996, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 39 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 18, File No. 2-17277, and incorporated herein by reference.
(12) Filed April 30, 1997, as an exhibit to Registrant's Form NSAR for the period ended December 31, 1996, pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(13) Filed February 28, 1997, as Exhibit A to Registrant's Definitive Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.


ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          No person is directly or indirectly controlling, controlled by, or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

             TITLE OF CLASS           NUMBER OF RECORD HOLDERS (MARCH 31, 1997)
             --------------           -----------------------------------------
                 Class I                 12,672 investors (20,153 accounts)
                Class II                  2,350 investors (2,989 accounts)

ITEM 27.            INDEMNIFICATION

     Reference is made to Article VI, Section 5 of Registrant's Trust Agreement, as amended, filed as Exhibit 1 under Part C, Item 24(b) (the "Trust Agreement"), which generally provides that no director or officer shall be liable to the Registrant or to its Investors or to any other person for any action which such director or officer may in good faith take or refrain from taking as a director or officer; provided, however, that no officer or director of the Registrant shall be protected against any liability to the Registrant or its Investors caused by such officer's or director's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, nor shall anything in Section 5 protect any officer or director against any liability arising under any provision of the Securities Act of 1933 (the "Securities Act").

     Reference is also made to Article VI, Section 6 of Registrant's Trust Agreement, which generally provides that an officer or director shall be indemnified by the Registrant to the maximum extent permitted by applicable law against all expenses, judgments, fines, settlements and other amounts reasonably incurred or suffered by such person in connection with any threatened, pending or completed legal proceeding brought by a third party in which he or she is involved by reason of his or her relationship to the Registrant. No indemnification shall be provided, however, with respect to any liability arising by reason of the "Disabling Conduct" of the person seeking indemnity. "Disabling Conduct" generally means willful misfeasance, bad faith, gross negligence, reckless disregard of duties, or any conduct that amounts to a violation of the Securities Act.

     Any officer or director who is a party to an action which is brought by the Registrant shall also be indemnified, provided that if such person is adjudged by a court to be liable to the Registrant in the performance of his or her duty, indemnification shall be made only to the extent a court determines that there has been no Disabling Conduct and that such person is fairly and reasonably entitled to indemnity.

     Expenses incurred in connection with a legal proceeding shall be advanced by the Registrant to an officer or director prior to the proceeding's final disposition, provided such officer or director agrees to repay all advanced amounts unless it is ultimately determined that he or she is entitled to indemnification, and such officer or director meets certain other conditions to the advance.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Registrant's response to Part B, Item 14 contained in "Management of the Trust Fund," is hereby incorporated herein by reference.

ITEM 29.   PRINCIPAL UNDERWRITER

      a. The underwriter of the Registrant is SIFE. SIFE acts as underwriter and investment adviser only for the Registrant.

      b. Registrant's response to Part B, Item 14, contained in "Management of the Trust Fund," is hereby incorporated herein by reference.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 are kept at the offices of SIFE, 100 North Wiget Lane, Walnut Creek, CA 94598.

ITEM 31. MANAGEMENT SERVICES

         Inapplicable.

ITEM 32. UNDERTAKINGS

         Inapplicable.
                                                                            C-4

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Walnut Creek and State of California, on the 25th day of April, 1997.

                                      SIFE Trust Fund

                                      By:  Bruce W. Woods  /s/
                                          ------------------------------
                                           Bruce W. Woods
                                           President & Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                      TITLE                         DATE
            ---------                      -----                         ----

        BRUCE W. WOODS /s/       Director; President & Chief           April 25,
        ------------------       Executive Officer of the Trust           1997
         (Bruce W. Woods)        Fund (Principal Executive Officer
                                 & Principal Accounting Officer)

           JACK GEE /s/          Chief Financial Officer of the        April 25,
           ------------          Trust Fund (Principal Accounting         1997
           (Jack Gee)            Officer)

     HAIG G. MARDIKIAN /s/       Director; Chairman of the Board            *
     ---------------------
      (Haig G. Mardikian)

     WALTER S. NEWMAN /s/        Director; Vice Chairman of the Board       *
     --------------------
      (Walter S. Newman)

   CHARLES W. FROEHLICH, JR. /s/ Director; Secretary                        *
   ----------------------------
    (Charles W. Froehlich, Jr.)

        NEIL L. DIVER /s/        Director                                   *
        -----------------
         (Neil L. Diver)

    DIANE HOWARD BELDING /s/     Director                                   *
    ------------------------
     (Diane Howard Belding)

       JOHN A. MEANY /s/         Director                                   *
       -----------------
        (John A. Meany)

*      By:     BRUCE W. WOODS/S/               Dated:       APRIL 25, 1997
          ----------------------------               --------------------------
          Bruce W. Woods, Attorney-in-Fact

                          INDEX TO EXHIBITS
       EXHIBIT
       NUMBER

       1.   Copy of Registrant's Trust Agreement as currently in effect:
            a.   Copy of Trust Agreement recompiled as of May 1, 1976(1)
            b.   Copy of Appointment of Successor Trustee(2)
            c.   Copy of Certificate of Successor Trustee(2)
            d.   Copy of Restated Trust Agreement recompiled as of May 2,
                            1986(4)
            e.   Copy of Amendment to Restated Trust Agreement dated April 1,
                            1987(4)
            f.   Copy of Amendment to Restated Trust Agreement dated April 2,
                            1990(5)
            g.   Copy of Amendment to Restated Trust Agreement dated April 1,
                            1991(6)
            h.   Copy of Amendment to Restated Trust Agreement dated February
                            24, 1993(7)
            i.   Copy of Amendment to Restated Trust Agreement dated April 1,
                            1993(7)
            j.   Copy of Amendment to Restated Trust Agreement dated April 4,
                            1994(8)
            k.   Copy of Amendment to Restated Trust Agreement dated April 3,
                            1995(9)
            l.   Copy of Amendment to Restated Trust Agreement dated April 1,
                            1996(10)
            m.   Copy of Agreement between SIFE, Inc. and State Street Bank and Trust Company reappointment of successor
                            trustee (11)
            n.   Copy of Agreement and Declaration of Trust, dated February 28,
                            1997
            o.   Copy of Certificate of Trust
       2.   By-laws of SIFE Trust Fund, a Delaware Business Trust
       3.   Inapplicable
       4.   Sample of Participating Agreement Certificate(3)
       5.   Copy of Investment Advisory Agreement dated April 3, 1972(1)
            a.   Copy of Amendment to Investment Advisory Agreement dated April
                             3, 1995(9)
            b.   Copy of Amendment to Investment Advisory Agreement dated April
                             1, 1996(10)
            c.   Assignment Agreement with respect to Investment Advisory
                            Agreement, dated as of April 30, 1997
       6.   Copy of Underwriting Agreement dated April 3, 1972(1)
            a.   Copy of Amendment to Underwriting Agreement dated April 1,
                            1974(1)
            b.   Copy of Amendment to Underwriting Agreement dated April 1,
                            1976(1)
            c.   Copy of Amendment to Underwriting Agreement dated April 1,
                            1985(3)
            d.   Copy of Amendment to Underwriting Agreement dated April 2,
                            1990(5)
            e.   Copy of Amendment to Underwriting Agreement dated February 24,
                            1993(7)
            f.   Copy of Amendment to Underwriting Agreement dated April 1,
                            1993(7)
            g.   Copy of Amendment to Underwriting Agreement dated April 4,
                            1994(8)
            h.   Copy of Amendment to Underwriting Agreement dated as of
                            February 1, 1995, effective April 1, 1995(9)
            i.   Copy of Amendment to Underwriting Agreement dated April 1,
                            1996(10)
            j.   Copy of Underwriting Agreement, dated as of April 30, 1997
       7.   Inapplicable
       8.   a.   Custodian Contract between SIFE Trust Fund and State Street
                            Bank & Trust Co. (11)
            b.   Retirement Plans Service Contract among SIFE, Inc., SIFE Trust
                            Fund and State Street
                            Bank & Trust Co. (11)
            c.   Assignment & Assumption Agreement
        9.   Inapplicable
        10.  Opinion and Consent of Counsel
        11.  Consent of Independent Accountants
             a.   Consent of Deloitte & Touche LLP
             b.   Consent of Timpson Garcia
        12.  Inapplicable
        13.  Inapplicable
        14.  Copies of Model Plans Used in the Establishment of Retirement
                            Plans:
             a.   Copy of Registrant's Individual Retirement Account Disclosure
                            Statement(5)
             b.   Copy of Registrant's 403(b)(7) Plan Description (11)

             c.   Copy of State Street Bank and Trust Company's 403(b) Account
                            Package (11)
             d.   Copy of provisions governing State Street Bank and Trust
                            Company's IRA accounts(11)
        15.  Copies of Rule 12b-1 Plans
             a.   Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for
                            Class A-II Shares (10)
             b.   Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for
                            Class B Shares
             c.   Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for
                            Class C Shares
        16.  Schedule of Performance Advertising Quotations
        17.  Financial Data Schedules(12)
        18.  Other Exhibits:
             a.   Power of Attorney
             b.   Rule 18f-3 Plan (11)
             c.   Restated Rule 18f-3 Plan
             d.   Agreement and Plan of Reorganization (13)
------------------------
(1) Filed March 31, 1980, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 23 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 2, File No. 2-17277, and incorporated herein by reference.
(2) Filed April 27, 1981, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 24 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 3, File No. 2-17277, and incorporated herein by reference.
(3) Filed February 28, 1986, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment
       No. 29 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 8, File No. 2-17277, and incorporated herein by reference.
(4) Filed April 17, 1987, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 30 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 9, File No. 2-17277, and incorporated herein by reference.
(5) Filed February 26, 1990, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 33 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 12, File No. 2-17277, and incorporated herein by reference.
(6) Filed February 26, 1991, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 34 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 13, File No. 2-17277, and incorporated herein by reference.
(7) Filed February 26, 1993, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 36 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 15, File No. 2-17277, and incorporated herein by reference.
(8) Filed February 25, 1994, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 37 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 16, File No. 2-17277, and incorporated herein by reference.
(9) Filed February 24, 1995, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 38 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 17, File No. 2-17277, and incorporated herein by reference.
(10) Filed February 23, 1996, as an exhibit to Registrant's Definitive Proxy Statement under Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(11) Filed April 19, 1996, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 39 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 18, File No. 2-17277, and incorporated herein by reference.
(12) Filed February 28, 1997, as an exhibit to Registrant's Form NSAR for the period ended December 31, 1996, pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(13) Filed February 28, 1997, as Exhibit A to Registrant's Definitive Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.